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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Madison Funds®
Quarterly Portfolio Holdings Report
July 31, 2017

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON GOVERNMENT MONEY MARKET FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON INTERNATIONAL STOCK FUND

Madison Funds | July 31, 2017

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 2.2%
SPDR Gold Shares *		13,325	$1,608,994
Bond Funds - 59.2%
Baird Aggregate Bond Fund Institutional Shares		372,067	4,051,813
iShares 20+ Year Treasury Bond ETF		14,876	1,845,219
iShares 7-10 Year Treasury Bond ETF		58,890	6,292,397
iShares TIPS Bond Fund ETF		6,264	711,966
Madison Core Bond Fund Class Y (A)		1,515,887	15,174,033
Madison Corporate Bond Fund Class Y (A)		446,801	5,200,759
Metropolitan West Total Return Bond Fund Class I		229,305	2,446,680
Vanguard Short-Term Corporate Bond ETF		28,110	2,255,546
Virtus Seix Floating Rate High Income Fund		663,062	5,801,793
			43,780,206
Foreign Stock Funds - 12.7%
iShares MSCI Eurozone ETF		41,048	1,708,828
Vanguard FTSE All-World ex-U.S. ETF		104,651	5,412,550
Vanguard FTSE Emerging Markets ETF		9,109	391,778
Vanguard FTSE Europe ETF		27,037	1,532,998
WisdomTree Japan Hedged Equity Fund		7,063	369,395
			9,415,549
Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		2,841,181	2,841,181

Stock Funds - 22.1%
iShares Core S&P Mid-Cap ETF		7,429	1,303,715
Madison Dividend Income Fund Class Y (A)		163,248	4,074,666
Madison Investors Fund Class Y (A)		184,738	4,084,563
Madison Mid Cap Fund Class Y (A)		122,137	1,161,525
SPDR S&P Regional Banking ETF		3,347	182,345
Vanguard Financials ETF		6,078	386,196
Vanguard Growth ETF		27,365	3,564,838
Vanguard Health Care ETF		4,206	623,539
Vanguard Information Technology ETF		1,298	190,365
Vanguard Value ETF		7,757	760,573
			16,332,325

TOTAL INVESTMENTS - 100.0% ( Cost $70,664,181 )			73,978,255
NET OTHER ASSETS AND LIABILITIES – (0.0)%			(8,039)
TOTAL NET ASSETS - 100.0%			$73,970,216

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Alternative Funds - 2.2%
SPDR Gold Shares *		26,090	$3,150,367

Bond Funds - 33.9%
Baird Aggregate Bond Fund Institutional Shares		598,547	6,518,179
iShares 20+ Year Treasury Bond ETF		29,552	3,665,630
iShares 7-10 Year Treasury Bond ETF		68,093	7,275,737
iShares Intermediate Credit Bond ETF		32,483	3,581,576
iShares TIPS Bond Fund ETF		6,202	704,919
Madison Core Bond Fund Class Y (A)		2,172,663	21,748,358
Virtus Seix Floating Rate High Income Fund		695,405	6,084,796
			49,579,195
Foreign Stock Funds - 21.9%
iShares MSCI Eurozone ETF		125,434	5,221,817
Vanguard FTSE All-World ex-U.S. ETF		335,698	17,362,301
Vanguard FTSE Emerging Markets ETF		35,773	1,538,597
Vanguard FTSE Europe ETF		107,938	6,120,085
WisdomTree Japan Hedged Equity Fund		34,954	1,828,094
			32,070,894
Money Market Funds - 4.1%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		6,006,662	6,006,662

Stock Funds - 38.0%
Energy Select Sector SPDR Fund		9,839	655,474
iShares Core S&P Mid-Cap ETF		27,080	4,752,269
Madison Dividend Income Fund Class Y (A)		605,822	15,121,307
Madison Investors Fund Class Y (A)		692,400	15,308,967
Madison Large Cap Value Fund Class Y (A)		121,435	1,819,096
Madison Mid Cap Fund Class Y (A)		316,754	3,012,334
SPDR S&P Regional Banking ETF		6,627	361,039
Vanguard Financials ETF		12,035	764,704
Vanguard Growth ETF		64,648	8,421,695
Vanguard Health Care ETF		20,692	3,067,589
Vanguard Information Technology ETF		7,673	1,125,322
Vanguard Value ETF		10,942	1,072,863
			55,482,659

TOTAL INVESTMENTS - 100.1% ( Cost $132,968,423 )			146,289,777
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(88,398)
TOTAL NET ASSETS - 100.0%			$146,201,379

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Alternative Funds - 2.1%
SPDR Gold Shares *		11,205	$1,353,004

Bond Funds - 13.4%
iShares 20+ Year Treasury Bond ETF		5,262	652,698
iShares 7-10 Year Treasury Bond ETF		11,839	1,264,997
iShares Intermediate Credit Bond ETF		8,442	930,815
Madison Core Bond Fund Class Y (A)		566,515	5,670,820
			8,519,330
Foreign Stock Funds - 29.3%
iShares MSCI Eurozone ETF		70,167	2,921,052
Vanguard FTSE All-World ex-U.S. ETF		183,262	9,478,311
Vanguard FTSE Emerging Markets ETF		26,909	1,157,356
Vanguard FTSE Europe ETF		66,324	3,760,571
WisdomTree Japan Hedged Equity Fund		24,321	1,271,988
			18,589,278
Money Market Funds - 4.1%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		2,580,369	2,580,369

Stock Funds - 51.2%
Energy Select Sector SPDR Fund		6,439	428,966
iShares Core S&P Mid-Cap ETF		18,959	3,327,115
Madison Dividend Income Fund Class Y (A)		320,141	7,990,718
Madison Investors Fund Class Y (A)		366,319	8,099,311
Madison Large Cap Value Fund Class Y (A)		93,456	1,399,970
Madison Mid Cap Fund Class Y (A)		248,099	2,359,418
SPDR S&P Regional Banking ETF		5,758	313,696
Vanguard Financials ETF		5,190	329,773
Vanguard Growth ETF		37,846	4,930,198
Vanguard Health Care ETF		12,856	1,905,902
Vanguard Information Technology ETF		6,684	980,276
Vanguard Value ETF		4,713	462,110
			32,527,453

TOTAL INVESTMENTS - 100.1% ( Cost $55,703,530 )			63,569,434
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(79,297)
TOTAL NET ASSETS - 100.0%			$63,490,137

*	Non-income producing.
(A)	Affiliated Company.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.6%
Fannie Mae - 14.2%
0.940%, 8/9/17 (A)	$650,000	$649,866
1.016%, 9/20/17 (A)	1,000,000	998,611
1.048%, 11/8/17 (A)	600,000	598,301
		2,246,778
Federal Farm Credit Bank - 4.6%
0.966%, 9/19/17 (A)	725,000	724,062

Federal Home Loan Bank - 48.0%
0.894%, 8/2/17 (A)	100,000	99,998
0.905%, 8/10/17 (A)	150,000	149,967
0.874%, 8/16/17 (A)	475,000	474,830
0.971%, 8/23/17 (A)	1,100,000	1,099,357
0.993%, 8/28/17 (A)	400,000	399,717
0.993%, 8/28/17 (A)	600,000	599,550
0.991%, 9/8/17 (A)	500,000	499,485
1.020%, 9/8/17 (A)	200,000	199,785
2.250%, 9/8/17	700,000	700,846
1.047%, 9/11/17 (A)	700,000	699,179
1.027%, 9/14/17 (A)	450,000	449,444
0.977%, 9/20/17 (A)	500,000	499,333
1.040%, 9/22/17 (A)	250,000	249,624
1.050%, 10/6/17 (A)	200,000	199,615
1.088%, 10/11/17 (A)	200,000	199,578
1.030%, 10/26/17 (A)	500,000	498,770
1.050%, 11/2/17 (A)	550,000	548,508
		7,567,586
Freddie Mac - 18.1%
1.031%, 8/31/17 (A)	550,000	549,535
1.000%, 9/29/17	557,000	556,947
1.037%, 10/17/17 (A)	1,000,000	997,819
1.017%, 10/24/17 (A)	650,000	648,483
1.070%, 11/1/17 (A)	100,000	99,725
		2,852,509
U.S. Treasury Notes - 11.7%
0.875%, 8/15/17	500,000	500,010
1.875%, 8/31/17	900,000	900,704
1.875%, 9/30/17	250,000	250,351
0.875%, 10/15/17 (A)	200,000	199,924
		1,850,989
Total U.S. Government and Agency Obligations ( Cost $15,241,924 )		15,241,924
	Shares
INVESTMENT COMPANIES - 3.3%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class	515,890	515,890
Total Investment Companies ( Cost $515,890 )		515,890

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Government Money Market Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 99.9% ( Cost $15,757,814 )		15,757,814
NET OTHER ASSETS AND LIABILITIES - 0.1%		11,740
TOTAL NET ASSETS - 100.0%		$15,769,554

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.4%
Airport - 1.0%
Metropolitan Washington Airports Authority Revenue, Series B, (BHAC-CR), 3.75%, 10/1/18	$210,000	$216,871

Development - 4.2%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	181,327
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	545,448
Virginia Housing Development Authority, Series C, 1.5%, 4/1/19	200,000	201,230
		928,005
Education - 13.6%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	225,487
University of Virginia, (Prerefunded 6/1/18 @ $100), 5%, 6/1/40	255,000	263,384
Virginia College Building Authority, Series E, (ST APPROP), 5%, 2/1/23	500,000	594,870
Virginia College Building Authority, (Prerefunded 9/1/18 @ $100), (ST APPROP), 5%, 9/1/26	140,000	146,111
Virginia College Building Authority, Series A, (Prerefunded 2/1/19 @ $100), (ST APPROP), 5%, 2/1/29	375,000	397,774
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	452,629
Virginia Public School Authority, 5%, 12/1/18	100,000	105,426
Virginia Public School Authority, Series A, (Prerefunded 8/1/18 @ $100), (ST APPROP), 5%, 8/1/27	350,000	364,140
Virginia Public School Authority, Series C, (ST AID WITHHLDG), 3%, 8/1/33	450,000	444,920
		2,994,741
Facilities - 4.0%
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	121,142
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	50,000	50,082
Virginia Public Building Authority, Series B, (Prerefunded 8/1/18 @ $100), 5.25%, 8/1/23	200,000	208,574
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	509,000
		888,798
General - 11.9%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	365,310
Loudoun County Economic Development Authority Revenue, 3%, 12/1/29	535,000	542,089
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	923,707
Puerto Rico Public Finance Corp, Series E, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	124,582
Territory of Guam, Series A, 5%, 1/1/26	150,000	161,671
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	104,918
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	261,935
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	134,603
		2,618,815
General Obligation - 28.9%
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	226,185
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	410,876
City of Hampton VA, Series A, 5%, 1/15/21	250,000	264,247
City of Manassas VA, (ST AID WITHHLDG), 3%, 7/1/27	500,000	530,950
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	80,171
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	635,000	739,769
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	111,104
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	252,370
City of Suffolk VA, Series A, 3%, 2/1/32	435,000	437,506

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	339,978
Commonwealth of Virginia, Series B (Prerefunded 6/1/18 @ $100), 5%, 6/1/21	175,000	180,976
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	602,250
Commonwealth of Virginia, Series B (Prerefunded 6/1/19 @ $100), 5%, 6/1/27	150,000	161,037
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	211,967
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	283,852
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	517,182
County of Henrico VA, Series A, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	210,824
County of Henrico VA, 5%, 7/15/25	150,000	166,702
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	120,561
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	242,742
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	111,054
Town of Leesburg VA, Series A (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	152,923
		6,355,226
Medical - 6.5%
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	256,655
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	544,176
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	306,353
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	324,327
		1,431,511
Multifamily Housing - 6.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	755,660
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	316,191
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	258,010
		1,329,861
Power - 4.3%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	598,205
Puerto Rico Electric Power Authority, Series V, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	338,708
		936,913
Transportation - 6.1%
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	110,881
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	154,358
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	66,286
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	260,759
Virginia Commonwealth Transportation Board, Series B, 5%, 3/15/25	535,000	627,748
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	112,677
		1,332,709
Utilities - 1.6%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	341,430

Water - 10.2%
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	218,353
Fairfax County Water Authority, 5%, 4/1/27	150,000	174,134
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	160,000	164,387
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	92,408
Prince William County Service Authority, 5%, 7/1/22	250,000	294,520
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	315,000	339,891
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	55,000	63,622

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 5%, 10/1/23	500,000	543,095
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	145,000	167,147
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	172,083
Virginia Resources Authority, 5%, 11/1/31	5,000	5,016
		2,234,656
TOTAL INVESTMENTS - 98.4% ( Cost $20,881,809 )		21,609,536
NET OTHER ASSETS AND LIABILITIES - 1.6%		354,415
TOTAL NET ASSETS - 100.0%		$21,963,951

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC's claim-paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity's overall portfolio.

AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.4%
Alabama - 2.4%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$320,124
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), (Prerefunded 7/1/18 @ $100), 6.375%, 7/1/28	295,000	309,620
		629,744
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (Prerefunded 10/1/18 @ $100), (AGM), 5%, 10/1/21	65,000	68,055
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	110,000	114,752
		182,807
Colorado - 1.9%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	489,288

Delaware - 1.6%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	414,197

Florida - 17.8%
City of Margate FL General Obligation, 5%, 7/1/25	785,000	953,312
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	692,766
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	616,817
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	500,265
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	559,595
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	621,075
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	343,635
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	299,868
		4,587,333
Georgia - 5.0%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	406,506
City of Columbus GA Water & Sewerage Revenue, Series A, 5%, 5/1/31	430,000	508,617
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	150,653
Georgia State Road & Tollway Authority, Series A, (Prerefunded 6/1/19 @ $100), 5%, 6/1/21	90,000	96,537
Private Colleges & Universities Authority, Series C, (Prerefunded 9/1/18 @ $100), 5%, 9/1/38	130,000	135,674
		1,297,987
Hawaii - 2.1%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	539,087

Illinois - 0.6%
Regional Transportation Authority, Series A, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	135,000	147,801

Indiana - 3.6%
Indiana Finance Authority, Series C, 5%, 2/1/21	400,000	438,592
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, (ASSURED GTY), (Prerefunded 1/1/19 @ $100), 5.5%, 1/1/38	95,000	101,126
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, (ASSURED GTY), 5.5%, 1/1/38	380,000	401,250
		940,968

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Tax-Free National Fund Portfolio of Investments (unaudited)

Iowa - 2.9%
City of Bettendorf IA, General Obligation, Series A, 5%, 6/1/28	475,000	524,889
City of Bettendorf IA, General Obligation, Series A, 5%, 6/1/30	210,000	231,624
		756,513
Kansas - 3.4%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	624,301
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	255,517
		879,818
Maryland - 2.8%
City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	734,916

Michigan - 3.5%
Detroit City School District, General Obligation, Series A, (FGIC Q-SBLF), 6%, 5/1/20	400,000	446,832
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	455,063
		901,895
Missouri - 6.4%
County of St Louis MO, Series D, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	553,995
Missouri State Board of Public Buildings, Series B, 4%, 4/1/25	525,000	595,072
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	491,876
		1,640,943
New Jersey - 4.3%
City of Elizabeth NJ, General Obligation, (AGM), 3%, 4/1/24	300,000	320,163
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/28	250,000	315,025
New Jersey State Turnpike Authority, Series A, (BHAC-CR AGM), 5.25%, 1/1/29	250,000	315,047
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	168,867
		1,119,102
New Mexico - 1.9%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	480,604

New York - 3.4%
New York State Dormitory Authority, Series 1, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	324,357
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	561,502
		885,859
North Carolina - 4.7%
North Carolina Medical Care Commission, Series A, (HUD SECT 8), 5.5%, 10/1/24	400,000	401,308
State of North Carolina, Series A, (Prerefunded 5/1/19 @ $100), 4.5%, 5/1/27	200,000	212,000
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	594,070
		1,207,378
Ohio - 2.3%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	593,880

South Carolina - 8.3%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	884,232
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	513,546
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	265,313
York County School District No. 1, General Obligation, Series A, (Prerefunded 3/1/19 @ $100), (SCSDE), 5%, 3/1/27	440,000	468,125
		2,131,216

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Tax-Free National Fund Portfolio of Investments (unaudited)

Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	114,127

Texas - 9.2%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	324,168
City of San Antonio TX, Water System Revenue, (Prerefunded 11/15/18 @ $100), 5.125%, 5/15/29	500,000	526,690
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	441,037
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,675
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	224,306
State of Texas, General Obligation, Series C, 5%, 8/1/27	330,000	355,252
		2,373,128
Virginia - 3.0%
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	105,397
James City County Economic Development Authority, 5%, 6/15/22	250,000	291,810
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	258,010
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	112,677
		767,894
Washington - 3.2%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	242,281
University of Washington, Series A, 5%, 7/1/32	500,000	583,585
		825,866
Wisconsin - 3.0%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	769,691
TOTAL INVESTMENTS - 98.4% ( Cost $24,146,393 )		25,412,042
NET OTHER ASSETS AND LIABILITIES - 1.6%		412,809
TOTAL NET ASSETS - 100.0%		$25,824,851

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC's claim-paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity's overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
HUD SECT 8	HUD Insured Multifamily Housing.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 39.7%
Consumer Discretionary - 7.0%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,073,620
Home Depot Inc./The, 2%, 6/15/19	2,000,000	2,017,150
Target Corp., 2.9%, 1/15/22	2,000,000	2,067,958
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	749,579
		6,908,307
Consumer Staples - 1.5%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,530,812

Energy - 1.5%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,524,597

Financials - 12.8%
American Express Credit Corp., 2.125%, 7/27/18	1,000,000	1,005,280
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	499,839
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,360,000	1,375,316
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,500,000	1,529,690
JPMorgan Chase & Co., 2.25%, 1/23/20	1,500,000	1,510,860
JPMorgan Chase & Co., 2.972%, 1/15/23	450,000	456,196
Morgan Stanley, 2.8%, 6/16/20	2,000,000	2,036,188
State Street Corp., 1.95%, 5/19/21	1,500,000	1,490,948
US Bancorp, MTN, 1.95%, 11/15/18	750,000	754,058
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,030,386
		12,688,761
Health Care - 3.2%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,591,764
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,528,500
		3,120,264
Industrials - 3.1%
General Electric Co., MTN, 3.1%, 1/9/23	1,500,000	1,561,692
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,526,287
		3,087,979
Information Technology - 8.7%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,500,943
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,512,858
Intel Corp., 3.3%, 10/1/21	1,750,000	1,836,644
Microsoft Corp., 3%, 10/1/20	1,500,000	1,555,218
QUALCOMM Inc., 3.25%, 5/20/27	450,000	453,200
Visa Inc., 2.2%, 12/14/20	1,700,000	1,717,680
		8,576,543
Real Estate - 1.9%
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,872,713
Total Corporate Notes and Bonds ( Cost $38,837,389 )		39,309,976

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

High Quality Bond Fund Portfolio of Investments (unaudited)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.9%
	Fannie Mae - 7.6%
	0.875%, 2/8/18	4,000,000	3,993,052
	1.375%, 10/7/21	3,500,000	3,445,176
			7,438,228
	Freddie Mac - 3.6%
	2.375%, 1/13/22	3,500,000	3,578,824

	U.S. Treasury Notes - 47.7%
	3.875%, 5/15/18	4,000,000	4,082,188
	3.750%, 11/15/18	2,250,000	2,319,786
	1.500%, 12/31/18	4,000,000	4,010,624
	1.250%, 1/31/19	4,000,000	3,996,092
	1.500%, 3/31/19	4,000,000	4,011,720
	3.125%, 5/15/19	4,000,000	4,126,092
	1.125%, 12/31/19	4,500,000	4,470,291
	3.625%, 2/15/20	4,000,000	4,218,752
	2.625%, 11/15/20	4,500,000	4,650,291
	2.500%, 8/15/23	4,500,000	4,630,779
	1.500%, 8/15/26	2,356,000	2,209,117
	2.375%, 5/15/27	4,450,000	4,481,809
			47,207,541
Total U.S. Government and Agency Obligations ( Cost $58,142,708 )			58,224,593
		Shares
	SHORT-TERM INVESTMENTS - 1.1%
	State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class	1,076,014	1,076,014
Total Short-Term Investments ( Cost $1,076,014 )			1,076,014
TOTAL INVESTMENTS - 99.7% ( Cost $98,056,111 )			98,610,583
NET OTHER ASSETS AND LIABILITIES - 0.3%			329,308
TOTAL NET ASSETS - 100.0%			$98,939,891

MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 2.5%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.008%, 9/21/30	$64,040	$64,028
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	1,000,000	1,000,140
CarMax Auto Owner Trust, Series 2014-1, Class B, 1.69%, 8/15/19	600,000	600,139
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	1,000,000	999,757
Chase Issuance Trust, Series 2017-A1, Class A (B), 1.459%, 1/18/22	1,000,000	1,003,801
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	2,732	2,731
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A4 (C), 1.43%, 5/21/21	584,000	583,912
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	278,261	278,617
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	530,000	533,334
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (C), 3.12%, 10/15/19	73,157	73,351
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	153,624	153,916
Total Asset Backed Securities ( Cost $5,296,642 )		5,293,726
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,378,667	274,439
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	425,000	447,365
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,079,377
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	307,703	346,576
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	226,703	254,030
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	753,865	758,924
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	807,472	66,886
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	803,733	822,203
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	1,000,000	1,053,352
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	3,328,994	295,965
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	2,413,578	416,614
Total Collateralized Mortgage Obligations ( Cost $5,878,052 )		5,815,731
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B), 1.205%, 1/25/23	12,582,764	597,048
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B), 0.767%, 1/25/22	24,081,156	593,988
FREMF Mortgage Trust, Series 2011-K702, Class B (B) (C), 4.931%, 4/25/44	1,000,000	1,013,864
FREMF Mortgage Trust, Series 2012-K706, Class B (B) (C), 4.169%, 11/25/44	255,000	260,009
FREMF Mortgage Trust, Series 2012-K708, Class B (B) (C), 3.883%, 2/25/45	1,250,000	1,276,604
FREMF Mortgage Trust, Series 2013-K502, Class B (B) (C), 2.499%, 3/25/45	197,636	197,366
FREMF Mortgage Trust, Series 2011-K701, Class C (B) (C), 4.395%, 7/25/48	1,250,000	1,253,069
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A2, 2.067%, 4/10/46	300,000	299,993
Total Commercial Mortgage-Backed Securities ( Cost $5,625,412 )		5,491,941
CORPORATE NOTES AND BONDS - 36.2%
Consumer Discretionary - 6.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	1,000,000	1,070,114
Delphi Automotive PLC (D), 3.15%, 11/19/20	1,000,000	1,024,653
ERAC USA Finance LLC (C), 6.7%, 6/1/34	250,000	313,123
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,014,214
General Motors Financial Co. Inc., 3.2%, 7/6/21	800,000	812,218
Georgia-Pacific LLC (C), 3.163%, 11/15/21	1,000,000	1,026,190
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	290,807

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Harman International Industries Inc., 4.15%, 5/15/25	1,000,000	1,039,154
Lennar Corp., 4.75%, 4/1/21	500,000	527,375
Marriott International Inc., 3.125%, 6/15/26	600,000	594,636
McDonald's Corp., MTN, 3.5%, 3/1/27	1,000,000	1,026,301
Newell Brands Inc., 4.2%, 4/1/26	1,100,000	1,176,762
Omnicom Group Inc., 3.6%, 4/15/26	750,000	760,964
Priceline Group Inc./The, 3.6%, 6/1/26	1,000,000	1,019,789
QVC Inc., 3.125%, 4/1/19	800,000	811,007
Sirius XM Radio Inc. (C), 6%, 7/15/24	525,000	566,344
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	459,000
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	1,040,833
		14,573,484
Consumer Staples - 3.2%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,123,069
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	1,000,000	966,773
CVS Health Corp., 4.75%, 12/1/22	1,000,000	1,097,029
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,147,570
JM Smucker Co./The, 3.5%, 3/15/25	1,000,000	1,030,847
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,000,000	971,652
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	494,182
		6,831,122
Energy - 5.7%
Antero Resources Corp., 5.625%, 6/1/23	300,000	307,500
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	411,962
Energy Transfer L.P., 5.2%, 2/1/22	1,000,000	1,085,580
EnLink Midstream Partners L.P., 4.85%, 7/15/26	300,000	315,832
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	404,490
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	1,039,595
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	1,062,071
Kinder Morgan Inc. (C), 5%, 2/15/21	1,000,000	1,070,972
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	996,362
Marathon Petroleum Corp., 2.7%, 12/14/18	500,000	505,171
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,301,021
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,031,839
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,302,288
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,246,280
		12,080,963
Financials - 8.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	450,000	462,376
Air Lease Corp., 3.875%, 4/1/21	450,000	471,281
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,044,332
American Express Co., 2.5%, 8/1/22	1,000,000	1,000,065
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	1,026,200
Bank of America Corp., MTN (B), 2.816%, 7/21/23	500,000	500,422
Bank of Montreal, MTN (D), 1.9%, 8/27/21	1,000,000	991,589
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	254,763
Brookfield Finance Inc. (D), 4.25%, 6/2/26	750,000	774,349
Capital One Financial Corp., 2.5%, 5/12/20	500,000	504,465
CBOE Holdings Inc., 3.65%, 1/12/27	600,000	610,678
Citigroup Inc., 2.75%, 4/25/22	400,000	401,206

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Discover Bank, 3.45%, 7/27/26	500,000	491,068
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	1,000,000	1,126,817
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	300,000	299,287
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	304,131
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	1,000,572
Liberty Mutual Group Inc. (C), 4.25%, 6/15/23	1,250,000	1,341,631
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,028,828
Nasdaq Inc., 3.85%, 6/30/26	175,000	179,636
PNC Bank NA, 2.45%, 7/28/22	500,000	501,392
Raymond James Financial Inc., 3.625%, 9/15/26	400,000	403,462
Regions Bank, 2.25%, 9/14/18	1,000,000	1,004,633
Regions Financial Corp., 3.2%, 2/8/21	1,000,000	1,024,894
Synchrony Financial, 3.75%, 8/15/21	700,000	722,680
Synchrony Financial, 3.7%, 8/4/26	600,000	589,019
TD Ameritrade Holding Corp., 3.3%, 4/1/27	500,000	504,182
		18,563,958
Health Care - 2.5%
AbbVie Inc., 4.7%, 5/14/45	1,000,000	1,080,414
Actavis Funding SCS (D), 4.75%, 3/15/45	1,000,000	1,089,588
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	402,677
Express Scripts Holding Co., 4.8%, 7/15/46	950,000	991,404
Forest Laboratories LLC (C), 5%, 12/15/21	200,000	219,358
HCA Inc., 3.75%, 3/15/19	800,000	818,000
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	749,243
		5,350,684
Industrials - 2.0%
CRH America Inc. (C), 3.875%, 5/18/25	1,000,000	1,050,159
Fortive Corp., 2.35%, 6/15/21	325,000	323,922
International Lease Finance Corp., 8.875%, 9/1/17	500,000	502,845
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,123,024
Masco Corp., 4.375%, 4/1/26	700,000	746,291
United Rentals North America Inc., 6.125%, 6/15/23	400,000	418,500
		4,164,741
Information Technology - 2.7%
Activision Blizzard Inc., 3.4%, 6/15/27	400,000	400,549
Analog Devices Inc., 5.3%, 12/15/45	600,000	701,997
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,065,233
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	208,500
Dell International LLC / EMC Corp. (C), 8.35%, 7/15/46	350,000	457,114
Fidelity National Information Services Inc., 3%, 8/15/26	625,000	612,384
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	350,000	374,777
Microsoft Corp., 3.5%, 2/12/35	1,000,000	1,011,880
NVIDIA Corp., 2.2%, 9/16/21	250,000	248,957
QUALCOMM Inc., 3.25%, 5/20/27	500,000	503,555
		5,584,946
Materials - 0.6%
Arconic Inc., 5.125%, 10/1/24	200,000	212,750
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	1,022,314
		1,235,064

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

Real Estate - 0.9%
Boston Properties L.P., 3.65%, 2/1/26	450,000	461,512
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	494,265
Iron Mountain Inc. (C), 4.375%, 6/1/21	500,000	518,750
WP Carey Inc., 4.25%, 10/1/26	500,000	508,805
		1,983,332
Telecommunication Services - 1.9%
AT&T Inc., 4.75%, 5/15/46	1,000,000	960,269
AT&T Inc. (E), 5.15%, 2/14/50	500,000	497,460
Harris Corp., 5.054%, 4/27/45	1,000,000	1,132,800
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (C), 3.36%, 9/20/21	500,000	506,850
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	982,122
		4,079,501
Utilities - 1.0%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,070,540
Duke Energy Corp., 3.75%, 9/1/46	1,000,000	970,480
		2,041,020
Total Corporate Notes and Bonds ( Cost $73,956,706 )		76,488,815
LONG TERM MUNICIPAL BONDS - 8.1%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,599,600
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	1,978,606
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,650,990
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,160,680
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39	1,000,000	1,086,930
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,716,048
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	1,000,000	1,101,540
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,332,475
State of Iowa Revenue, 6.75%, 6/1/34	2,000,000	2,166,160
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	2,000,000	2,251,100
Total Long Term Municipal Bonds ( Cost $16,790,885 )		17,044,129
MORTGAGE BACKED SECURITIES - 21.7%
Fannie Mae - 13.4%
3%, 5/1/27 Pool # AL1715	729,312	752,146
3.5%, 5/1/29 Pool # AW3740	1,305,442	1,362,791
3.5%, 8/1/29 Pool # MA2003	846,648	882,906
3.5%, 10/1/29 Pool # AX3155	449,422	469,425
3%, 9/1/30 Pool # 890696	1,214,529	1,249,982
3%, 12/1/30 Pool # AL8924	618,434	636,913
2.5%, 5/1/31 Pool # AS7117	1,048,442	1,058,515
7%, 11/1/31 Pool # 607515	8,536	9,584
3.5%, 12/1/31 Pool # MA0919	194,478	203,572
3%, 2/1/32 Pool # AL9867	763,354	785,636
6.5%, 3/1/32 Pool # 631377	29,354	32,493
6.5%, 5/1/32 Pool # 636758	2,240	2,489
7%, 5/1/32 Pool # 644591	820	887
6.5%, 6/1/32 Pool # 545691	79,632	91,185
5.5%, 11/1/33 Pool # 555880	91,813	102,700

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

5%, 5/1/34 Pool # 780890	40,453	44,455
7%, 7/1/34 Pool # 792636	7,837	8,111
4%, 2/1/35 Pool # MA2177	975,036	1,036,052
5%, 8/1/35 Pool # 829670	81,410	89,383
5%, 9/1/35 Pool # 820347	124,343	138,611
5%, 9/1/35 Pool # 835699	98,610	109,969
3.5%, 12/1/35 Pool # MA2473	1,170,337	1,221,477
4.5%, 12/1/35 Pool # 745147	14,969	16,135
5%, 12/1/35 Pool # 850561	34,947	38,320
6%, 11/1/36 Pool # 902510	74,670	85,466
6%, 10/1/37 Pool # 947563	101,931	116,646
6.5%, 12/1/37 Pool # 889072	85,315	97,798
6.5%, 8/1/38 Pool # 987711	233,969	272,168
4%, 9/1/40 Pool # AE3039	887,769	944,366
4%, 1/1/41 Pool # AB2080	718,135	760,859
5.5%, 7/1/41 Pool # AL6588	668,587	749,586
4%, 9/1/41 Pool # AJ1406	525,312	554,888
4%, 10/1/41 Pool # AJ4046	898,025	955,352
3.5%, 11/1/41 Pool # AB3867	388,758	402,059
4%, 3/1/42 Pool # AL1998	1,403,970	1,493,795
3.5%, 6/1/42 Pool # AO4134	1,367,500	1,414,375
3.5%, 8/1/42 Pool # AP2133	782,371	808,917
3%, 9/1/42 Pool # AP6568	128,124	129,028
3.5%, 9/1/42 Pool # AB6228	462,391	477,955
4%, 10/1/42 Pool # AP7363	992,441	1,048,209
3.5%, 12/1/42 Pool # AQ8892	159,974	165,222
3.5%, 1/1/43 Pool # AQ9326	670,753	695,393
3%, 2/1/43 Pool # AL3072	1,078,424	1,086,223
3.5%, 3/1/43 Pool # AT0310	645,026	667,000
3.5%, 4/1/43 Pool # AR9902	424,541	440,138
3.5%, 4/1/43 Pool # AT2887	541,792	560,074
4%, 1/1/45 Pool # AS4257	310,820	328,641
4.5%, 2/1/45 Pool # MA2193	997,211	1,071,733
3.5%, 8/1/45 Pool # AS5645	1,011,810	1,042,410
3.5%, 12/1/45 Pool # AS6309	458,558	472,426
4.5%, 10/1/46 Pool # MA2783	240,902	258,724
3%, 1/1/47 Pool # BE0108	715,453	718,620
		28,161,808
Freddie Mac - 8.3%
4.5%, 2/1/25 Pool # J11722	188,419	199,585
4.5%, 5/1/25 Pool # J12247	377,610	400,840
8%, 6/1/30 Pool # C01005	697	818
2.5%, 3/1/31 Pool # G18590	404,716	408,253
6.5%, 1/1/32 Pool # C62333	25,703	28,684
3.5%, 8/1/32 Pool # C91485	454,872	476,782
4.5%, 6/1/34 Pool # C01856	534,892	575,937
6.5%, 11/1/36 Pool # C02660	12,157	13,902
5.5%, 1/1/37 Pool # G04593	294,490	329,285
5.5%, 11/1/37 Pool # A68787	178,802	201,599
5.5%, 12/1/38 Pool # G05267	590,494	658,253
5%, 10/1/39 Pool # G60465	1,442,818	1,580,139

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

3.5%, 11/1/40 Pool # G06168	627,152	649,306
4%, 10/1/41 Pool # Q04092	1,056,257	1,119,812
4.5%, 3/1/42 Pool # G07491	688,857	741,426
3%, 9/1/42 Pool # C04233	724,392	729,780
3%, 2/1/43 Pool # Q15767	531,411	535,197
3%, 4/1/43 Pool # V80025	529,365	533,440
3%, 4/1/43 Pool # V80026	517,014	520,994
3.5%, 8/1/44 Pool # Q27927	680,088	703,586
3%, 7/1/45 Pool # G08653	833,558	835,595
3.5%, 8/1/45 Pool # Q35614	828,199	855,222
3.5%, 9/1/45 Pool # G08667	914,642	943,081
3%, 11/1/45 Pool # G08675	1,035,004	1,037,694
3%, 1/1/46 Pool # G08686	1,072,571	1,075,403
3%, 10/1/46 Pool # G60722	953,253	956,693
4%, 3/1/47 Pool # Q46801	1,375,979	1,451,823
		17,563,129
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	11,693	13,678
6.5%, 4/20/31 Pool # 3068	5,432	6,398
4%, 4/15/39 Pool # 698089	46,478	48,925
		69,001
Total Mortgage Backed Securities ( Cost $45,593,974 )		45,793,938
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.0%
Freddie Mac - 0.5%
1.000%, 12/30/19 (A)	975,000	974,505

U.S. Treasury Bonds - 5.2%
6.625%, 2/15/27	2,000,000	2,748,282
5.375%, 2/15/31	1,250,000	1,675,781
4.500%, 5/15/38	2,750,000	3,534,608
3.750%, 8/15/41	250,000	290,264
3.000%, 5/15/45	1,650,000	1,683,128
2.250%, 8/15/46	1,250,000	1,087,695
		11,019,758
U.S. Treasury Notes - 15.3%
2.625%, 1/31/18	3,000,000	3,021,579
2.750%, 2/28/18	3,000,000	3,027,186
3.875%, 5/15/18	2,750,000	2,806,504
1.375%, 2/28/19	3,000,000	3,002,577
3.625%, 8/15/19	4,250,000	4,442,576
2.625%, 11/15/20	1,350,000	1,395,087
3.125%, 5/15/21	3,750,000	3,950,831
2.125%, 8/15/21	1,900,000	1,930,579
2.000%, 10/31/21	2,500,000	2,525,487
1.750%, 9/30/22	2,500,000	2,484,668
2.750%, 2/15/24	1,500,000	1,563,926
2.125%, 3/31/24	1,250,000	1,254,101
2.250%, 11/15/25	1,000,000	1,002,266

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Core Bond Fund Portfolio of Investments (unaudited)

			32,407,367
Total U.S. Government and Agency Obligations ( Cost $42,751,985 )			44,401,630
		Shares
SHORT-TERM INVESTMENTS - 4.8%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		10,071,094	10,071,094
Total Short-Term Investments ( Cost $10,071,094 )			10,071,094
TOTAL INVESTMENTS - 99.7% ( Cost $205,964,750 )			210,401,004
NET OTHER ASSETS AND LIABILITIES - 0.3%			649,819
TOTAL NET ASSETS - 100.0%			$211,050,823

(A)	Stepped rate security. Rate shown is as of July 31, 2017.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2017.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.4% of total net assets.
(E)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 94.8%
Consumer Discretionary - 12.0%
Amazon.com Inc., 3.8%, 12/5/24	$200,000	$213,938
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	214,023
Comcast Corp., 6.45%, 3/15/37	300,000	402,095
Delphi Automotive PLC (A), 3.15%, 11/19/20	200,000	204,931
DR Horton Inc., 3.75%, 3/1/19	50,000	51,181
GameStop Corp. (B), 6.75%, 3/15/21	50,000	51,562
General Motors Financial Co. Inc., 3.2%, 7/6/21	200,000	203,054
Georgia-Pacific LLC (B), 3.163%, 11/15/21	100,000	102,619
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	26,437
Harman International Industries Inc., 4.15%, 5/15/25	100,000	103,915
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	96,215
McDonald's Corp., MTN, 3.5%, 3/1/27	100,000	102,630
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	56,117
Newell Brands Inc., 4.2%, 4/1/26	100,000	106,978
Newell Brands Inc., 5.5%, 4/1/46	100,000	120,226
Omnicom Group Inc., 3.6%, 4/15/26	200,000	202,924
Sirius XM Radio Inc. (B), 6%, 7/15/24	125,000	134,844
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	51,000
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	156,125
		2,600,814
Consumer Staples - 4.6%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	150,000	168,460
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	50,000	48,339
CVS Health Corp., 5.125%, 7/20/45	200,000	229,514
JM Smucker Co./The, 3.5%, 3/15/25	200,000	206,170
Kraft Heinz Foods Co., 3.95%, 7/15/25	150,000	155,018
Molson Coors Brewing Co., 2.1%, 7/15/21	100,000	98,836
Tyson Foods Inc., 3.55%, 6/2/27	100,000	102,273
		1,008,610
Energy - 13.4%
Antero Resources Corp., 5.625%, 6/1/23	50,000	51,250
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	102,991
BP Capital Markets PLC (A), 3.119%, 5/4/26	100,000	100,582
Chevron Corp., 3.191%, 6/24/23	200,000	208,260
ConocoPhillips Co., 4.15%, 11/15/34	75,000	76,646
Devon Energy Corp., 5.6%, 7/15/41	100,000	108,772
Energy Transfer L.P., 5.2%, 2/1/22	300,000	325,674
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	52,639
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	50,561
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	200,270
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	53,306
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	106,207
Kinder Morgan Inc. (B), 5%, 2/15/21	50,000	53,549
Marathon Oil Corp., 2.7%, 6/1/20	200,000	199,272
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	272,871
Phillips 66, 4.65%, 11/15/34	100,000	105,965

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	200,157
Schlumberger Holdings Corp. (B), 2.35%, 12/21/18	200,000	201,355
Valero Energy Corp., 6.625%, 6/15/37	350,000	436,198
		2,906,525
Financials - 30.6%
Commercial Banks - 17.7%
Bank of America Corp., MTN, 2.503%, 10/21/22	200,000	198,036
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	205,240
Bank of America Corp., MTN (C), 2.816%, 7/21/23	100,000	100,084
Bank of Montreal, MTN (A), 1.9%, 8/27/21	100,000	99,159
Capital One Financial Corp., 2.5%, 5/12/20	100,000	100,893
Citigroup Inc., 2.75%, 4/25/22	100,000	100,302
Discover Bank, 3.45%, 7/27/26	100,000	98,214
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	112,682
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	207,277
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	200,000	199,524
Huntington National Bank/The, 2.2%, 4/1/19	300,000	300,890
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	106,620
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	202,754
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	200,114
KeyCorp, MTN, 5.1%, 3/24/21	250,000	274,398
Morgan Stanley, 2.8%, 6/16/20	200,000	203,619
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	206,981
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	103,393
PNC Bank NA, 2.45%, 7/28/22	250,000	250,696
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	100,000	104,299
Regions Financial Corp., 3.2%, 2/8/21	250,000	256,223
US Bancorp, MTN, 2.35%, 1/29/21	200,000	201,839
		3,833,237
Consumer Finance - 0.9%
American Express Co., 2.5%, 8/1/22	200,000	200,013

Diversified Financial Services - 7.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (A), 3.75%, 5/15/19	150,000	154,125
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	314,056
Air Lease Corp., 3.75%, 2/1/22	200,000	208,866
Air Lease Corp., 3.625%, 4/1/27	100,000	100,286
Brookfield Finance Inc. (A), 4.25%, 6/2/26	200,000	206,493
CBOE Holdings Inc., 3.65%, 1/12/27	150,000	152,669
Nasdaq Inc., 3.85%, 6/30/26	50,000	51,325
Raymond James Financial Inc., 3.625%, 9/15/26	100,000	100,866
Synchrony Financial, 3.75%, 8/15/21	100,000	103,240
Synchrony Financial, 3.7%, 8/4/26	100,000	98,170
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	100,837
		1,590,933
Insurance - 4.7%
American International Group Inc., 3.875%, 1/15/35	200,000	195,985
Berkshire Hathaway Inc., 3.125%, 3/15/26	50,000	50,953
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	100,000	107,331

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

MetLife Inc., 3.6%, 4/10/24	100,000	105,000
New York Life Global Funding (B), 1.95%, 2/11/20	200,000	200,225
Old Republic International Corp., 3.875%, 8/26/26	50,000	50,170
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	313,871
		1,023,535
		6,647,718
Health Care - 4.7%
AbbVie Inc., 4.7%, 5/14/45	100,000	108,042
AbbVie Inc., 4.45%, 5/14/46	100,000	104,177
Actavis Funding SCS (A), 4.55%, 3/15/35	130,000	139,335
Becton, Dickinson and Co., 2.894%, 6/6/22	100,000	100,669
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	218,947
Express Scripts Holding Co., 4.8%, 7/15/46	50,000	52,179
HCA Inc., 3.75%, 3/15/19	100,000	102,250
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	203,800
		1,029,399
Industrials - 9.9%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	218,067
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,994
CRH America Inc. (B), 3.875%, 5/18/25	200,000	210,032
Equifax Inc., 2.3%, 6/1/21	100,000	99,496
Fortive Corp., 2.35%, 6/15/21	100,000	99,668
General Dynamics Corp., 1.875%, 8/15/23	100,000	97,428
General Electric Co., MTN, 6.75%, 3/15/32	200,000	277,437
International Lease Finance Corp., 8.875%, 9/1/17	100,000	100,569
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	200,115
Masco Corp., 4.375%, 4/1/26	100,000	106,613
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	206,884
Textron Inc., 3.875%, 3/1/25	200,000	207,528
United Rentals North America Inc., 6.125%, 6/15/23	100,000	104,625
Verisk Analytics Inc., 4%, 6/15/25	200,000	207,410
		2,159,866
Information Technology - 7.0%
Activision Blizzard Inc., 3.4%, 6/15/27	100,000	100,137
Analog Devices Inc., 5.3%, 12/15/45	50,000	58,500
Apple Inc., 2.25%, 2/23/21	200,000	201,913
Broadridge Financial Solutions Inc., 3.4%, 6/27/26	100,000	99,292
CDW LLC / CDW Finance Corp., 5%, 9/1/23	50,000	52,125
Cisco Systems Inc., 2.2%, 2/28/21	150,000	151,286
Dell International LLC / EMC Corp. (B), 8.35%, 7/15/46	75,000	97,953
Fidelity National Information Services Inc., 3%, 8/15/26	100,000	97,981
Fiserv Inc., 2.7%, 6/1/20	200,000	203,112
Intel Corp., 4.9%, 7/29/45	100,000	116,559
Microsoft Corp., 3.5%, 2/12/35	100,000	101,188
NVIDIA Corp., 2.2%, 9/16/21	100,000	99,583
Oracle Corp., 4%, 7/15/46	100,000	101,559
QUALCOMM Inc., 3.25%, 5/20/27	50,000	50,355
		1,531,543
Materials - 3.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Corporate Bond Fund Portfolio of Investments (unaudited)

Agrium Inc. (A), 3.375%, 3/15/25		200,000	200,417
Arconic Inc., 5.125%, 10/1/24		50,000	53,188
Dow Chemical Co./The, 4.125%, 11/15/21		200,000	214,802
Packaging Corp. of America, 3.65%, 9/15/24		300,000	306,694
			775,101
Real Estate - 3.4%
Boston Properties L.P., 3.65%, 2/1/26		100,000	102,558
Iron Mountain Inc. (B), 4.375%, 6/1/21		100,000	103,750
Simon Property Group L.P., 4.125%, 12/1/21		200,000	214,025
WP Carey Inc., 4.6%, 4/1/24		200,000	209,226
WP Carey Inc., 4.25%, 10/1/26		100,000	101,761
			731,320
Telecommunication Services - 5.2%
AT&T Inc., 5%, 3/1/21		200,000	217,500
AT&T Inc., 4.75%, 5/15/46		75,000	72,020
AT&T Inc. (D), 5.15%, 2/14/50		100,000	99,492
Harris Corp., 5.054%, 4/27/45		200,000	226,560
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (B), 3.36%, 9/20/21		100,000	101,370
Verizon Communications Inc., 5.15%, 9/15/23		200,000	222,517
Verizon Communications Inc., 4.4%, 11/1/34		200,000	196,424
			1,135,883
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46		100,000	97,048
Total Corporate Notes and Bonds ( Cost $19,854,341 )			20,623,827
LONG TERM MUNICIPAL BONDS - 3.0%
County of Palm Beach FL Revenue, 5%, 11/1/33		200,000	210,490
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39		200,000	220,132
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39		200,000	217,386
Total Long Term Municipal Bonds ( Cost $643,859 )			648,008
		Shares
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		275,956	275,956
Total Short-Term Investments ( Cost $275,956 )			275,956
TOTAL INVESTMENTS - 99.1% ( Cost $20,774,156 )			21,547,791
NET OTHER ASSETS AND LIABILITIES - 0.9%			190,114
TOTAL NET ASSETS - 100.0%			$21,737,905
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.1% of total net assets.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Floating rate or variable rate note. Rate shown is as of July 31, 2017.
(D)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 85.7%
Consumer Discretionary - 24.9%
Altice Financing S.A. (A) (B), 7.5%, 5/15/26	$250,000	$277,200
Cablevision Systems Corp., 5.875%, 9/15/22	200,000	211,250
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	322,125
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	150,000	167,625
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	267,188
DISH DBS Corp., 6.75%, 6/1/21	200,000	221,000
GameStop Corp. (A), 6.75%, 3/15/21	325,000	335,156
Group 1 Automotive Inc., 5%, 6/1/22	325,000	331,500
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (A), 6.75%, 11/15/21	400,000	417,000
Mclaren Finance PLC (A) (B), 5.75%, 8/1/22	125,000	128,125
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	300,000	312,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	521,875
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	258,750
PetSmart Inc. (A), 7.125%, 3/15/23	300,000	271,500
Pinnacle Entertainment Inc. (A), 5.625%, 5/1/24	250,000	259,375
Scientific Games International Inc., 6.25%, 9/1/20	500,000	507,500
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	257,500
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. (A), 5.875%, 5/15/25	250,000	250,000
Univision Communications Inc. (A), 5.125%, 5/15/23	300,000	306,000
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	375,000	393,750
		6,016,419
Consumer Staples - 5.2%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	260,000
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	262,500
Cott Beverages Inc., 5.375%, 7/1/22	250,000	259,375
Dean Foods Co. (A), 6.5%, 3/15/23	200,000	207,250
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	263,750
		1,252,875
Energy - 10.5%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 8.5%, 12/15/21	250,000	251,875
Carrizo Oil & Gas Inc., 6.25%, 4/15/23	375,000	372,656
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	421,000
QEP Resources Inc., 5.375%, 10/1/22	300,000	294,750
SM Energy Co., 6.75%, 9/15/26	100,000	99,500
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	306,750
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	273,125
Unit Corp., 6.625%, 5/15/21	525,000	521,063
		2,540,719
Financials - 10.3%
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	500,000	533,750
Equinix Inc., 5.875%, 1/15/26	250,000	273,750
FBM Finance Inc. (A), 8.25%, 8/15/21	250,000	268,125
Iron Mountain Inc., 5.75%, 8/15/24	350,000	359,625
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A) (C), 7.25%, 8/15/24	250,000	250,625
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	307,500

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

High Income Fund Portfolio of Investments (unaudited)

Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	262,187
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	230,000
		2,485,562
Health Care - 4.0%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	258,125
HCA Inc., 5.875%, 2/15/26	250,000	272,500
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	265,500
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	181,000
		977,125
Industrials - 12.0%
ARD Finance S.A., PIK (B), 7.125%, 9/15/23	250,000	268,540
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	243,438
Bombardier Inc. (A) (B), 8.75%, 12/1/21	250,000	283,750
Bombardier Inc. (A) (B), 6.125%, 1/15/23	175,000	178,500
DAE Funding LLC (A) (C), 5%, 8/1/24	250,000	255,312
Herc Rentals Inc. (A), 7.5%, 6/1/22	270,000	292,275
Hertz Corp./The (A), 7.625%, 6/1/22	250,000	247,500
Mueller Industries Inc., 6%, 3/1/27	250,000	255,625
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	200,000	206,250
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	125,000	139,375
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	281,250
Tennant Co. (A), 5.625%, 5/1/25	250,000	265,937
		2,917,752
Information Technology - 5.6%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	406,000
Alliance Data Systems Corp. (A), 5.875%, 11/1/21	100,000	104,000
Diebold Nixdorf Inc., 8.5%, 4/15/24	395,000	431,044
VeriSign Inc. (A), 4.75%, 7/15/27	250,000	253,750
Western Digital Corp. (A), 7.375%, 4/1/23	150,000	164,625
		1,359,419
Materials - 2.8%
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	550,000	543,125
US Concrete Inc., 6.375%, 6/1/24	125,000	133,438
		676,563
Telecommunication Services - 5.0%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	250,000	273,750
Frontier Communications Corp., 6.25%, 9/15/21	400,000	351,872
Inmarsat Finance PLC (A) (B), 6.5%, 10/1/24	300,000	324,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 9/20/21	250,000	253,425
		1,203,047
Utilities - 5.4%
AES Corp., 5.5%, 3/15/24	400,000	418,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	252,500
Calpine Corp., 5.5%, 2/1/24	250,000	234,687
Dynegy Inc., 7.625%, 11/1/24	150,000	147,937
NRG Energy Inc., 6.25%, 5/1/24	200,000	207,500
Talen Energy Supply LLC (A), 4.625%, 7/15/19	45,000	44,438
		1,305,062
Total Corporate Notes and Bonds ( Cost $19,898,149 )		20,734,543

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

High Income Fund Portfolio of Investments (unaudited)

		Shares
MUTUAL FUND - 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF		3,000	266,730
Total Mutual Funds ( Cost $258,107 )			266,730
SHORT-TERM INVESTMENTS - 13.7%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		3,315,647	3,315,647
Total Short-Term Investments ( Cost $3,315,647 )			3,315,647
TOTAL INVESTMENTS - 100.5% ( Cost $23,471,903 )			24,316,920
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(115,774)
TOTAL NET ASSETS - 100.0%			$24,201,146

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 11.9% of total net assets.
(C)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
ETF	Exchange Traded Fund.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 60.4%
Consumer Discretionary - 4.9%
Carnival Corp.	43,000	$2,871,540
Home Depot Inc./The	15,300	2,288,880
McDonald's Corp.	10,000	1,551,400
Whirlpool Corp.	6,500	1,156,220
		7,868,040
Consumer Staples - 5.1%
Diageo PLC, ADR	17,000	2,219,690
Nestle S.A., ADR	25,000	2,107,250
PepsiCo Inc.	14,500	1,690,845
Procter & Gamble Co./The	25,000	2,270,500
		8,288,285
Energy - 4.1%
Chevron Corp.	17,700	1,932,663
Exxon Mobil Corp.	33,500	2,681,340
Schlumberger Ltd.	29,000	1,989,400
		6,603,403
Financials - 10.3%
BB&T Corp.	33,500	1,585,220
Chubb Ltd.	11,000	1,611,060
CME Group Inc.	21,500	2,636,330
Northern Trust Corp.	16,000	1,400,160
PNC Financial Services Group Inc./The	22,000	2,833,600
Travelers Cos. Inc./The	16,500	2,113,485
US Bancorp	63,500	3,351,530
Wells Fargo & Co.	22,000	1,186,680
		16,718,065
Health Care - 8.3%
Amgen Inc.	11,000	1,919,610
Johnson & Johnson	24,000	3,185,280
Medtronic PLC	21,600	1,813,752
Merck & Co. Inc.	35,000	2,235,800
Novartis AG, ADR	22,500	1,917,000
Pfizer Inc.	69,000	2,288,040
		13,359,482
Industrials - 10.9%
3M Co.	10,500	2,112,285
Boeing Co./The	12,700	3,079,242
Caterpillar Inc.	13,000	1,481,350
Emerson Electric Co.	31,500	1,877,715
General Electric Co.	81,500	2,087,215
Union Pacific Corp.	13,000	1,338,480
United Parcel Service Inc., Class B	25,200	2,779,308
United Technologies Corp.	24,000	2,845,680
		17,601,275

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 10.2%
Accenture PLC, Class A	15,000	1,932,300
Apple Inc.	10,500	1,561,665
Automatic Data Processing Inc.	10,000	1,189,100
Cisco Systems Inc.	85,500	2,688,975
Microsoft Corp.	41,500	3,017,050
TE Connectivity Ltd.	31,500	2,532,285
Texas Instruments Inc.	22,000	1,790,360
Xilinx Inc.	27,500	1,739,650
		16,451,385
Materials - 2.3%
Monsanto Co.	10,000	1,168,200
Praxair Inc.	19,500	2,538,120
		3,706,320
Telecommunication Service - 1.5%
Verizon Communications Inc.	50,500	2,444,200

Utilities - 2.8%
Dominion Energy Inc.	15,500	1,196,290
Duke Energy Corp.	15,870	1,350,854
NextEra Energy Inc.	13,500	1,972,215
		4,519,359
Total Common Stocks ( Cost $71,062,586 )		97,559,814
	Par Value
ASSET BACKED SECURITIES - 0.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.008%, 9/21/30	$98,971	98,953
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	250,000	250,035
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	400,000	399,903
Chase Issuance Trust, Series 2017-A1, Class A (B), 1.459%, 1/18/22	200,000	200,760
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	637	637
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A4 (C), 1.43%, 5/21/21	300,000	299,955
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	69,565	69,654
Santander Drive Auto Receivables Trust, Series 2013-5, Class D, 2.73%, 10/15/19	75,000	75,472
Santander Drive Auto Receivables Trust, Series 2013-A, Class C (C), 3.12%, 10/15/19	24,386	24,450
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	46,941	47,030
Total Asset Backed Securities ( Cost $1,469,511 )		1,466,849
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	200,000	210,525
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	269,844
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	106,267	119,077
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	376,933	379,462
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	321,493	328,881
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	406,565	428,256
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	288,123	316,183
Total Collateralized Mortgage Obligations ( Cost $2,070,537 )		2,052,228

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B), 1.205%, 1/25/23	3,871,620	183,707
Fannie Mae-Aces, Series 2013-M12, Class APT (B), 2.471%, 3/25/23	267,362	268,955
FREMF Mortgage Trust, Series 2011-K702, Class B (B) (C), 4.931%, 4/25/44	300,000	304,159
FREMF Mortgage Trust, Series 2012-K708, Class B (B) (C), 3.883%, 2/25/45	300,000	306,385
Total Commercial Mortgage-Backed Securities ( Cost $1,068,861 )		1,063,206
CORPORATE NOTES AND BONDS - 13.5%
Consumer Discretionary - 2.9%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	533,900
Amazon.com Inc., 3.3%, 12/5/21	200,000	209,575
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	428,046
ERAC USA Finance LLC (C), 6.7%, 6/1/34	150,000	187,874
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	300,000	304,264
GameStop Corp. (C), 6.75%, 3/15/21	100,000	103,125
General Motors Financial Co. Inc., 3.2%, 7/6/21	300,000	304,582
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	132,185
Lennar Corp., 4.75%, 4/1/21	150,000	158,212
Marriott International Inc., 3.125%, 6/15/26	250,000	247,765
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	336,700
Newell Brands Inc., 5.5%, 4/1/46	450,000	541,016
Omnicom Group Inc., 3.6%, 4/15/26	350,000	355,117
Priceline Group Inc./The, 3.6%, 6/1/26	250,000	254,947
Time Warner Inc., 4.75%, 3/29/21	400,000	432,294
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	161,329
		4,690,931
Consumer Staples - 0.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	250,000	280,767
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	250,000	241,693
CVS Health Corp., 5.125%, 7/20/45	250,000	286,893
Kraft Heinz Foods Co., 4.375%, 6/1/46	200,000	194,330
Tyson Foods Inc., 3.55%, 6/2/27	150,000	153,410
		1,157,093
Energy - 2.4%
Antero Resources Corp., 5.625%, 6/1/23	150,000	153,750
BP Capital Markets PLC (D), 3.119%, 5/4/26	200,000	201,163
ConocoPhillips Co., 4.15%, 11/15/34	500,000	510,973
Energy Transfer L.P., 5.2%, 2/1/22	200,000	217,116
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	489,198
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	311,878
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	239,878
Marathon Oil Corp., 6%, 10/1/17	300,000	301,281
Marathon Oil Corp., 2.7%, 6/1/20	300,000	298,909
Phillips 66, 4.65%, 11/15/34	500,000	529,827
Schlumberger Holdings Corp. (C), 4%, 12/21/25	300,000	317,589
Valero Energy Corp., 6.625%, 6/15/37	250,000	311,570
		3,883,132

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Financials - 2.8%
Air Lease Corp., 3.75%, 2/1/22	300,000	313,300
Air Lease Corp., 3.625%, 4/1/27	200,000	200,572
American Express Co., 2.5%, 8/1/22	150,000	150,010
Bank of Montreal, MTN (D), 1.9%, 8/27/21	250,000	247,897
Berkshire Hathaway Inc., 3.125%, 3/15/26	100,000	101,905
Brookfield Finance Inc. (D), 4.25%, 6/2/26	125,000	129,058
Capital One Financial Corp., 2.45%, 4/24/19	200,000	201,475
CBOE Holdings Inc., 3.65%, 1/12/27	175,000	178,114
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	500,000	563,408
Huntington National Bank/The, 2.2%, 4/1/19	400,000	401,186
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	304,131
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	341,894
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	103,393
Morgan Stanley, 4.3%, 1/27/45	250,000	257,207
Nasdaq Inc., 3.85%, 6/30/26	50,000	51,325
New York Life Global Funding (C), 1.95%, 2/11/20	300,000	300,338
Regions Financial Corp., 3.2%, 2/8/21	250,000	256,224
Synchrony Financial, 3.75%, 8/15/21	250,000	258,100
Synchrony Financial, 3.7%, 8/4/26	250,000	245,425
		4,604,962
Health Care - 1.0%
AbbVie Inc., 4.45%, 5/14/46	200,000	208,355
Actavis Funding SCS (D), 4.75%, 3/15/45	150,000	163,438
HCA Inc., 3.75%, 3/15/19	150,000	153,375
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	277,116
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	350,000	349,647
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	407,600
		1,559,531
Industrials - 0.5%
Fortive Corp., 2.35%, 6/15/21	100,000	99,668
International Lease Finance Corp., 8.875%, 9/1/17	150,000	150,854
Masco Corp., 4.375%, 4/1/26	150,000	159,919
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	275,549
United Rentals North America Inc., 4.625%, 7/15/23	150,000	157,125
		843,115
Information Technology - 2.2%
Analog Devices Inc., 5.3%, 12/15/45	225,000	263,249
Apple Inc., 2.4%, 5/3/23	450,000	450,283
Autodesk Inc., 4.375%, 6/15/25	250,000	266,308
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	473,273
Dell International LLC / EMC Corp. (C), 8.35%, 7/15/46	75,000	97,953
Fidelity National Information Services Inc., 3%, 8/15/26	175,000	171,467
Fiserv Inc., 2.7%, 6/1/20	250,000	253,890
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	175,000	187,389
Intel Corp., 4.9%, 7/29/45	250,000	291,396
International Business Machines Corp., 1.875%, 8/1/22	400,000	392,332
NVIDIA Corp., 2.2%, 9/16/21	100,000	99,583
Oracle Corp., 4%, 7/15/46	325,000	330,066

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Thomson Reuters Corp. (D), 4.3%, 11/23/23	225,000	241,562
		3,518,751
Real Estate - 0.3%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	250,000	247,133
Iron Mountain Inc. (C), 4.375%, 6/1/21	100,000	103,750
Welltower Inc., 4.5%, 1/15/24	200,000	215,706
		566,589
Telecommunication Services - 0.7%
AT&T Inc., 4.75%, 5/15/46	200,000	192,054
AT&T Inc. (E), 5.15%, 2/14/50	150,000	149,238
Harris Corp., 5.054%, 4/27/45	250,000	283,200
Verizon Communications Inc., 5.15%, 9/15/23	400,000	445,033
		1,069,525
Total Corporate Notes and Bonds ( Cost $20,886,826 )		21,893,629
LONG TERM MUNICIPAL BONDS - 2.4%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	500,000	550,330
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	500,000	553,860
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	422,399
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	539,540
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	348,572
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	350,000	385,539
State of Iowa Revenue, 6.75%, 6/1/34	250,000	270,770
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	537,860
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	205,882
Total Long Term Municipal Bonds ( Cost $3,785,974 )		3,814,752
MORTGAGE BACKED SECURITIES - 8.6%
Fannie Mae - 5.5%
3.5%, 8/1/26 Pool # AL0787	184,602	192,439
3%, 5/1/27 Pool # AL1715	237,026	244,448
3.5%, 5/1/28 Pool # AL3678	336,145	351,907
3.5%, 8/1/29 Pool # MA2003	211,662	220,727
3%, 9/1/30 Pool # 890696	254,659	262,093
3%, 12/1/30 Pool # AL8924	412,289	424,609
2.5%, 5/1/31 Pool # AS7117	209,688	211,703
7%, 11/1/31 Pool # 607515	8,536	9,584
3.5%, 12/1/31 Pool # MA0919	425,178	445,058
3%, 2/1/32 Pool # AL9867	238,548	245,511
7%, 5/1/32 Pool # 644591	1,313	1,419
5.5%, 10/1/33 Pool # 254904	58,347	65,310
7%, 7/1/34 Pool # 792636	4,926	5,098
4%, 2/1/35 Pool # MA2177	422,516	448,956
5%, 8/1/35 Pool # 829670	47,332	51,967
5%, 9/1/35 Pool # 820347	74,170	82,680
5%, 9/1/35 Pool # 835699	61,380	68,450
3%, 12/1/35 Pool # AS6267	317,965	324,725
5%, 12/1/35 Pool # 850561	21,272	23,325
5.5%, 9/1/36 Pool # 831820	119,071	135,590
6%, 9/1/36 Pool # 831741	75,977	85,438

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

5.5%, 10/1/36 Pool # 901723	43,768	48,853
5.5%, 12/1/36 Pool # 903059	91,412	102,395
4.5%, 7/1/41 Pool # AB3274	209,884	227,376
5.5%, 7/1/41 Pool # AL6588	200,576	224,876
3.5%, 6/1/42 Pool # AO4134	320,508	331,494
4%, 6/1/42 Pool # MA1087	230,202	243,216
3.5%, 8/1/42 Pool # AO8100	193,994	200,524
3.5%, 8/1/42 Pool # AP2133	234,711	242,675
4%, 10/1/42 Pool # AP7363	425,332	449,233
3%, 2/1/43 Pool # AB8486	345,929	348,371
3%, 2/1/43 Pool # AB8563	209,337	210,815
3%, 2/1/43 Pool # AL3072	329,236	331,618
3%, 3/1/43 Pool # AB8818	338,819	341,207
3.5%, 3/1/43 Pool # AT0310	184,293	190,571
4%, 1/1/45 Pool # AS4257	163,590	172,969
4%, 1/1/45 Pool # MA2145	432,257	455,888
4.5%, 2/1/45 Pool # MA2193	332,404	357,244
3.5%, 12/1/45 Pool # AS6309	183,423	188,970
3%, 1/1/47 Pool # BE0108	238,484	239,540
		8,808,872
Freddie Mac - 3.1%
4.5%, 2/1/25 Pool # J11722	47,105	49,896
4.5%, 5/1/25 Pool # J12247	40,458	42,947
3.5%, 1/1/29 Pool # J31950	393,764	411,885
8%, 6/1/30 Pool # C01005	1,289	1,513
2.5%, 3/1/31 Pool # G18590	202,358	204,126
6.5%, 1/1/32 Pool # C62333	38,555	43,026
5%, 10/1/39 Pool # G60465	496,485	543,738
3.5%, 11/1/40 Pool # G06168	332,675	344,426
4.5%, 9/1/41 Pool # Q03516	172,298	185,479
4%, 10/1/41 Pool # Q04092	249,661	264,683
3%, 8/1/42 Pool # G08502	289,951	292,032
3%, 9/1/42 Pool # C04233	300,076	302,308
3%, 4/1/43 Pool # V80025	352,910	355,627
3%, 4/1/43 Pool # V80026	344,676	347,329
3.5%, 8/1/44 Pool # Q27927	527,068	545,279
3.5%, 8/1/45 Pool # Q35614	414,099	427,611
3%, 10/1/46 Pool # G60722	309,807	310,925
4%, 3/1/47 Pool # Q46801	393,137	414,807
		5,087,637
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	16,371	19,149
6.5%, 4/20/31 Pool # 3068	9,053	10,664
		29,813
Total Mortgage Backed Securities ( Cost $13,923,798 )		13,926,322
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Bank - 0.6%
2.000%, 6/1/23 (A)	500,000	499,860
1.750%, 12/21/23 (A)	400,000	399,680
		899,540

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Diversified Income Fund Portfolio of Investments (unaudited)

Freddie Mac - 0.4%
1.250%, 6/14/19 (A)		625,000	624,338

U.S. Treasury Bonds - 1.5%
6.625%, 2/15/27		860,000	1,181,761
3.000%, 5/15/42		500,000	513,027
2.500%, 2/15/45		250,000	230,918
2.500%, 5/15/46		100,000	92,012
2.250%, 8/15/46		500,000	435,078
			2,452,796
U.S. Treasury Notes - 7.3%
1.500%, 12/31/18		750,000	751,992
3.125%, 5/15/19		1,000,000	1,031,523
1.625%, 8/31/19		2,000,000	2,010,624
3.375%, 11/15/19		2,000,000	2,089,062
2.000%, 7/31/20		1,500,000	1,521,211
2.625%, 11/15/20		2,000,000	2,066,796
1.750%, 5/15/22		1,600,000	1,595,250
2.500%, 8/15/23		750,000	771,797
			11,838,255
Total U.S. Government and Agency Obligations ( Cost $15,566,708 )			15,814,929
		Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		3,713,822	3,713,822
Total Short-Term Investments ( Cost $3,713,822 )			3,713,822
TOTAL INVESTMENTS - 99.8% ( Cost $133,548,623 )			161,305,551
NET OTHER ASSETS AND LIABILITIES - 0.2%			247,177
TOTAL NET ASSETS - 100.0%			$161,552,728

(A)	Stepped rate security. Rate shown is as of July 31, 2017.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2017.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(E)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF- GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 76.5%
Consumer Discretionary - 11.6%
Discovery Communications Inc., Class A *	33,800	$831,480
Discovery Communications Inc., Class C *	36,000	832,680
Dollar General Corp. (A)	31,800	2,390,088
General Motors Co. (A)	69,300	2,493,414
Lowe's Cos. Inc. (A)	49,300	3,815,820
Nordstrom Inc. (A)	34,300	1,665,951
Whirlpool Corp. (A)	8,700	1,547,556
		13,576,989
Consumer Staples - 9.1%
Costco Wholesale Corp. (A)	18,200	2,884,882
CVS Health Corp. (A)	35,200	2,813,536
Diageo PLC, ADR (A)	19,600	2,559,172
JM Smucker Co./The (A)	20,000	2,438,000
		10,695,590
Energy - 10.6%
Apache Corp. (A)	56,200	2,780,776
Baker Hughes Inc. (A)	53,300	1,966,237
Marathon Petroleum Corp. (A)	36,500	2,043,635
National Oilwell Varco Inc. (A)	44,200	1,445,782
Occidental Petroleum Corp. (A)	31,400	1,944,602
Range Resources Corp. (A)	106,200	2,241,882
		12,422,914
Financials - 7.5%
Bank of America Corp. (A)	127,500	3,075,300
JPMorgan Chase & Co. (A)	25,400	2,331,720
State Street Corp. (A)	9,200	857,716
T. Rowe Price Group Inc. (A)	31,100	2,572,592
		8,837,328
Health Care - 11.6%
Baxter International Inc.	29,000	1,753,920
Biogen Inc. * (A)	10,100	2,924,859
Cerner Corp. * (A)	20,200	1,300,274
Express Scripts Holding Co. * (A)	44,200	2,768,688
Gilead Sciences Inc. (A)	41,200	3,134,908
McKesson Corp. (A)	10,500	1,699,635
		13,582,284
Industrials - 4.8%
Delta Air Lines Inc. (A)	44,000	2,171,840
FedEx Corp. (A)	8,300	1,726,649
United Technologies Corp. (A)	14,500	1,719,265
		5,617,754
Information Technology - 10.1%
Ciena Corp. * (A)	99,900	2,572,425
Intel Corp. (A)	59,900	2,124,653

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Microsoft Corp. (A)		24,500	1,781,150
QUALCOMM Inc.		58,800	3,127,572
Xilinx Inc. (A)		34,900	2,207,774
			11,813,574
Materials - 3.0%
Dow Chemical Co./The (A)		55,100	3,539,624

Real Estate - 1.9%
Weyerhaeuser Co. (A)		67,700	2,235,454

Telecommunication Service - 3.9%
T-Mobile U.S. Inc. * (A)		74,800	4,612,168

Utilities - 2.4%
NRG Energy Inc. (A)		114,800	2,826,376
Total Common Stocks ( Cost $96,315,364 )			89,760,055
EXCHANGE TRADED FUNDS - 5.5%
PowerShares DB Gold Fund *		59,100	2,391,777
SPDR S&P Oil & Gas Exploration & Production ETF (A)		70,900	2,305,668
VanEck Vectors Gold Miners ETF (A)		75,600	1,728,216
Total Exchange Traded Funds ( Cost $6,707,791 )			6,425,661
		Contracts
PUT OPTION PURCHASED - 1.1%
S&P 500 Index, Put, Oct 2017, $2,420 (A)		440	1,287,000
Total Put Options Purchased ( Cost $1,624,059 )			1,287,000
		Shares
SHORT-TERM INVESTMENTS - 15.3%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		17,987,816	17,987,816
Total Short-Term Investments ( Cost $17,987,816 )			17,987,816
		Par Value
U.S. Treasury Bill (B) (C)		$5,000,000	4,990,525
Total U.S. Government and Agency Obligations ( Cost $4,991,022 )			4,990,525
TOTAL INVESTMENTS - 102.7% ( Cost $127,626,052 )			120,451,057
NET OTHER ASSETS AND LIABILITIES - 0.4%			455,242
TOTAL CALL & PUT OPTIONS WRITTEN - (3.1%)			(3,598,985)
TOTAL NET ASSETS - 100.0%			$117,307,314

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of July 31, 2017, the total amount segregated was $4,990,525.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

(C)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Apache Corp.	184	October 2017	$55.00	$(17,572)
Bank of America Corp.	525	August 2017	24.00	(23,888)
Bank of America Corp.	235	September 2017	25.00	(6,580)
Bank of America Corp.	515	October 2017	25.00	(29,098)
Biogen Inc.	101	August 2017	285.00	(87,870)
Cerner Corp.	202	September 2017	70.00	(4,545)
Ciena Corp.	330	September 2017	28.00	(18,810)
Ciena Corp.	350	October 2017	28.00	(28,350)
Ciena Corp.	319	October 2017	27.00	(37,323)
Costco Wholesale Corp.	91	October 2017	158.00	(51,643)
Costco Wholesale Corp.	91	October 2017	160.00	(42,770)
CVS Health Corp.	352	August 2017	80.00	(51,744)
Delta Air Lines Inc.	440	September 2017	55.00	(11,000)
Diageo PLC	130	October 2017	120.00	(141,050)
Diageo PLC	66	October 2017	125.00	(40,260)
Dollar General Corp.	318	August 2017	75.00	(50,085)
Dow Chemical Co./The	150	August 2017	65.00	(9,750)
Dow Chemical Co./The	176	September 2017	67.50	(7,128)
Dow Chemical Co./The	225	September 2017	65.00	(28,125)
Express Scripts Holding Co.	221	August 2017	62.50	(28,509)
Express Scripts Holding Co.	221	August 2017	65.00	(9,834)
FedEx Corp.	83	October 2017	220.00	(29,258)
General Motors Co.	232	October 2017	37.00	(17,864)
General Motors Co.	231	September 2017	35.00	(35,112)
General Motors Co.	230	September 2017	36.00	(20,815)
Gilead Sciences Inc.	205	August 2017	67.50	(179,375)
Gilead Sciences Inc.	207	August 2017	70.00	(129,893)
Intel Corp.	200	October 2017	36.00	(15,000)
Intel Corp.	200	August 2017	35.00	(12,200)
Intel Corp.	199	September 2017	35.00	(18,308)
JM Smucker Co./The	100	October 2017	125.00	(26,000)
JM Smucker Co./The	100	August 2017	125.00	(4,750)
JPMorgan Chase & Co.	90	October 2017	95.00	(13,095)
JPMorgan Chase & Co.	164	September 2017	90.00	(51,660)
Lowe's Cos. Inc.	140	October 2017	80.00	(30,240)
Lowe's Cos. Inc.	130	September 2017	77.50	(34,775)
Lowe's Cos. Inc.	128	September 2017	80.00	(20,352)
Marathon Petroleum Corp.	365	October 2017	55.00	(104,755)
McKesson Corp.	105	August 2017	160.00	(40,950)
Microsoft Corp.	170	August 2017	70.00	(50,405)
Microsoft Corp.	75	August 2017	72.50	(8,025)
National Oilwell Varco Inc.	150	August 2017	34.00	(5,325)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

National Oilwell Varco Inc.	225	August 2017	37.00	(675)
NRG Energy Inc.	398	August 2017	18.00	(266,660)
NRG Energy Inc.	750	September 2017	18.00	(502,500)
Range Resources Corp.	355	September 2017	27.00	(7,100)
SPDR S&P Oil & Gas Exploration & Production ETF	123	September 2017	37.00	(1,353)
State Street Corp.	92	August 2017	85.00	(78,200)
T-Mobile U.S. Inc.	52	September 2017	65.00	(3,926)
T-Mobile U.S. Inc.	175	August 2017	67.50	(2,450)
T. Rowe Price Group Inc.	103	October 2017	80.00	(45,320)
T. Rowe Price Group Inc.	208	October 2017	75.00	(174,720)
United Technologies Corp.	77	September 2017	120.00	(10,433)
United Technologies Corp.	68	August 2017	125.00	(884)
VanEck Vectors Gold Miners ETF	380	October 2017	24.00	(30,400)
Weyerhaeuser Co.	250	October 2017	34.00	(13,750)
Whirlpool Corp.	87	September 2017	210.00	(1,348)
Xilinx Inc.	88	August 2017	67.50	(2,068)
Xilinx Inc.	136	September 2017	65.00	(18,020)
Xilinx Inc.	125	September 2017	67.50	(8,437)
Total Call Options Written ( Premiums received $1,752,859 )				$(2,742,335)

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Baker Hughes Inc.	180	October 2017	$35.00	$(22,950)
Nordstrom Inc.	300	October 2017	42.50	(33,600)
Occidental Petroleum Corp.	200	August 2017	60.00	(10,300)
S&P 500 Index	440	October 2017	2,350.00	(789,800)
Total Put Options Written ( Premiums received $1,202,005 )				$(856,650)
Total Options Written, at Value ( Premiums received $2,954,864 )				$(3,598,985)

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Consumer Discretionary - 7.7%
Carnival Corp.	42,000	$2,804,760
Home Depot Inc./The	16,000	2,393,600
McDonald's Corp.	11,000	1,706,540
Whirlpool Corp.	7,000	1,245,160
		8,150,060
Consumer Staples - 8.4%
Diageo PLC, ADR	18,000	2,350,260
Nestle S.A., ADR	28,000	2,360,120
PepsiCo Inc.	16,000	1,865,760
Procter & Gamble Co./The	26,000	2,361,320
		8,937,460
Energy - 6.5%
Chevron Corp.	18,800	2,052,772
Exxon Mobil Corp.	35,000	2,801,400
Schlumberger Ltd.	29,500	2,023,700
		6,877,872
Financials - 16.5%
BB&T Corp.	34,200	1,618,344
Chubb Ltd.	11,500	1,684,290
CME Group Inc.	22,000	2,697,640
Northern Trust Corp.	15,500	1,356,405
PNC Financial Services Group Inc./The	23,000	2,962,400
Travelers Cos. Inc./The	18,500	2,369,665
US Bancorp	66,000	3,483,480
Wells Fargo & Co.	23,500	1,267,590
		17,439,814
Health Care - 13.3%
Amgen Inc.	11,000	1,919,610
Johnson & Johnson	27,000	3,583,440
Medtronic PLC	24,000	2,015,280
Merck & Co. Inc.	35,500	2,267,740
Novartis AG, ADR	21,100	1,797,720
Pfizer Inc.	75,000	2,487,000
		14,070,790
Industrials - 18.1%
3M Co.	11,500	2,313,455
Boeing Co./The	13,500	3,273,210
Caterpillar Inc.	14,500	1,652,275
Emerson Electric Co.	36,000	2,145,960
General Electric Co.	91,000	2,330,510
Union Pacific Corp.	14,500	1,492,920
United Parcel Service Inc., Class B	26,500	2,922,685
United Technologies Corp.	25,500	3,023,535
		19,154,550

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Dividend Income Fund Portfolio of Investments (unaudited)

	Information Technology - 16.8%
	Accenture PLC, Class A	16,800	2,164,176
	Apple Inc.	11,500	1,710,395
	Automatic Data Processing Inc.	11,000	1,308,010
	Cisco Systems Inc.	94,000	2,956,300
	Microsoft Corp.	44,500	3,235,150
	TE Connectivity Ltd.	34,000	2,733,260
	Texas Instruments Inc.	23,000	1,871,740
	Xilinx Inc.	27,500	1,739,650
			17,718,681
	Materials - 3.9%
	Monsanto Co.	11,000	1,285,020
	Praxair Inc.	21,500	2,798,440
			4,083,460
	Telecommunication Services - 2.5%
	Verizon Communications Inc.	55,000	2,662,000

	Utilities - 4.6%
	Dominion Energy Inc.	16,500	1,273,470
	Duke Energy Corp.	17,000	1,447,040
	NextEra Energy Inc.	14,500	2,118,305
			4,838,815
Total Common Stocks ( Cost $87,627,815 )			103,933,502
	SHORT-TERM INVESTMENTS - 1.7%
	State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class	1,808,261	1,808,261
Total Short-Term Investments ( Cost $1,808,261 )			1,808,261
TOTAL INVESTMENTS - 100.0% ( Cost $89,436,076 )			105,741,763
NET OTHER ASSETS AND LIABILITIES - 0.0%			6,901
TOTAL NET ASSETS - 100.0%			$105,748,664

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Consumer Discretionary - 4.8%
General Motors Co.	83,000	$2,986,340
Whirlpool Corp.	8,500	1,511,980
		4,498,320
Consumer Staples - 1.6%
Nestle S.A., ADR	18,500	1,559,365

Energy - 13.2%
Apache Corp.	24,000	1,187,520
EOG Resources Inc.	47,000	4,471,580
Marathon Petroleum Corp.	64,000	3,583,360
National Oilwell Varco Inc.	98,000	3,205,580
		12,448,040
Financials - 26.4%
Capital Markets - 4.6%
Bank of New York Mellon Corp./The	82,500	4,374,975

Commercial Banks - 13.2%
Bank of America Corp.	180,000	4,341,600
JPMorgan Chase & Co.	50,500	4,635,900
US Bancorp	65,500	3,457,090
		12,434,590
Diversified Financial Services - 2.3%
Berkshire Hathaway Inc., Class B *	12,200	2,134,634

Insurance - 6.3%
American International Group Inc.	50,500	3,305,225
Hartford Financial Services Group Inc./The	48,000	2,640,000
		5,945,225
		24,889,424
Health Care - 8.6%
Baxter International Inc.	62,000	3,749,760
Humana Inc.	18,700	4,323,440
		8,073,200
Industrials - 12.0%
Delta Air Lines Inc.	71,000	3,504,560
FedEx Corp.	16,700	3,474,101
General Dynamics Corp.	14,000	2,748,620
Republic Services Inc.	24,000	1,541,280
		11,268,561
Information Technology - 7.3%
Amdocs Ltd.	44,000	2,955,480
TE Connectivity Ltd.	49,000	3,939,110
		6,894,590

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Large Cap Value Fund Portfolio of Investments (unaudited)

	Materials - 9.9%
	Dow Chemical Co./The	73,000	4,689,520
	Nucor Corp.	59,000	3,402,530
	Rio Tinto PLC, ADR	26,000	1,231,880
			9,323,930
	Real Estate - 4.1%
	Weyerhaeuser Co.	118,500	3,912,870

	Telecommunication Services - 4.3%
	T-Mobile U.S. Inc. *	66,000	4,069,560

	Utilities - 5.1%
	NRG Energy Inc.	194,000	4,776,280
Total Common Stocks ( Cost $78,577,892 )			91,714,140
	SHORT-TERM INVESTMENTS - 2.7%
	State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class	2,530,104	2,530,104
Total Short-Term Investments ( Cost $2,530,104 )			2,530,104
TOTAL INVESTMENTS - 100.0% ( Cost $81,107,996 )			94,244,244
NET OTHER ASSETS AND LIABILITIES – (0.0)%			(39,351)
TOTAL NET ASSETS - 100.0%			$94,204,893

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.4%
Consumer Discretionary - 11.6%
CarMax Inc. *	82,915	$5,493,119
Dollar General Corp.	84,936	6,383,790
O'Reilly Automotive Inc. *	24,107	4,925,060
Omnicom Group Inc.	136,803	10,771,868
TJX Cos. Inc./The	107,823	7,581,035
		35,154,872
Consumer Staples - 7.8%
Diageo PLC, ADR	108,555	14,174,026
JM Smucker Co./The	76,390	9,311,941
		23,485,967
Financials - 19.0%
Berkshire Hathaway Inc., Class B *	83,223	14,561,528
Brookfield Asset Management Inc., Class A	358,578	13,945,099
Charles Schwab Corp./The	108,099	4,637,447
Markel Corp. *	9,288	9,952,185
US Bancorp	270,895	14,297,838
		57,394,097
Health Care - 13.8%
Danaher Corp.	139,830	11,394,747
Johnson & Johnson	70,473	9,353,176
Novartis AG, ADR	138,610	11,809,572
Varian Medical Systems Inc. *	94,135	9,142,391
		41,699,886
Industrials - 5.8%
Copart Inc. *	239,438	7,539,903
Jacobs Engineering Group Inc.	187,160	9,867,075
		17,406,978
Information Technology - 21.6%
Accenture PLC, Class A	90,795	11,696,212
Alphabet Inc., Class C *	11,886	11,059,923
CDW Corp.	149,507	9,483,229
Oracle Corp.	282,564	14,108,421
TE Connectivity Ltd.	105,503	8,481,386
Visa Inc., Class A	103,949	10,349,162
		65,178,333
Materials - 9.3%
PPG Industries Inc.	127,872	13,458,528
Praxair Inc.	111,660	14,533,666
		27,992,194
Real Estate - 4.5%
American Tower Corp.	99,309	13,538,796
Total Common Stocks ( Cost $207,713,864 )		281,851,123

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Investors Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 6.6%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		19,831,101	19,831,101
Total Short-Term Investments ( Cost $19,831,101 )			19,831,101
TOTAL INVESTMENTS - 100.0% ( Cost $227,544,965 )			301,682,224
NET OTHER ASSETS AND LIABILITIES – (0.0)%			(129,086)
TOTAL NET ASSETS - 100.0%			$301,553,138

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.4%
Consumer Discretionary - 24.5%
CarMax Inc. *	188,253	$12,471,761
Dollar General Corp.	107,265	8,062,037
Liberty Broadband Corp., Class C *	170,319	16,892,239
Liberty Global PLC, Series C *	385,594	12,635,915
O'Reilly Automotive Inc. *	47,348	9,673,197
Omnicom Group Inc.	147,903	11,645,882
Ross Stores Inc.	226,721	12,542,206
		83,923,237
Consumer Staples - 1.2%
Brown-Forman Corp., Class B	87,441	4,319,585

Energy - 1.1%
Oceaneering International Inc.	147,917	3,794,071

Financials - 22.1%
Arch Capital Group Ltd. *	121,244	11,792,191
Brookfield Asset Management Inc., Class A	368,778	14,341,776
Brown & Brown Inc.	284,696	12,697,442
Glacier Bancorp Inc.	218,867	7,642,836
Markel Corp. *	16,701	17,895,288
WR Berkley Corp.	164,242	11,327,771
		75,697,304
Health Care - 9.8%
DaVita Inc. *	176,805	11,453,428
Laboratory Corp. of America Holdings *	82,843	13,164,581
Zoetis Inc.	144,715	9,047,582
		33,665,591
Industrials - 15.7%
Copart Inc. *	426,693	13,436,563
Expeditors International of Washington Inc.	217,987	12,835,074
Fastenal Co.	178,584	7,671,969
IHS Markit Ltd. *	270,021	12,596,480
Wabtec Corp.	97,992	7,384,677
		53,924,763
Information Technology - 6.3%
Amphenol Corp., Class A	89,136	6,829,600
CDW Corp.	233,659	14,820,991
		21,650,591
Materials - 6.9%
Axalta Coating Systems Ltd. *	387,200	12,196,800
Crown Holdings Inc. *	191,302	11,376,730
		23,573,530
Real Estate - 4.8%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Mid Cap Fund Portfolio of Investments (unaudited)

American Tower Corp.		60,375	8,230,924
Crown Castle International Corp.		81,382	8,185,401
			16,416,325
Total Common Stocks ( Cost $200,729,869 )			316,964,997
SHORT-TERM INVESTMENTS - 7.7%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		26,333,928	26,333,928
Total Short-Term Investments ( Cost $26,333,928 )			26,333,928
TOTAL INVESTMENTS - 100.1% ( Cost $227,063,797 )			343,298,925
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(300,603)
TOTAL NET ASSETS - 100.0%			$342,998,322

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Consumer Discretionary - 3.2%
Cato Corp./The, Class A	37,389	$635,987
Fred's Inc., Class A	94,690	641,051
Helen of Troy Ltd. *	7,810	786,857
Stage Stores Inc.	49,950	99,401
TRI Pointe Group Inc. *	83,620	1,112,146
		3,275,442
Consumer Staples - 3.9%
C&C Group PLC	332,899	1,205,903
Cranswick PLC	40,827	1,563,225
Smart & Final Stores Inc. *	142,020	1,221,372
		3,990,500
Energy - 3.9%
Dorian LPG Ltd. *	69,890	503,208
Era Group Inc. *	39,870	349,261
Resolute Energy Corp. *	23,930	812,663
Scorpio Tankers Inc.	245,160	909,544
SEACOR Holdings Inc. *	24,910	849,182
SEACOR Marine Holdings Inc. *	28,413	414,261
Tesco Corp. *	48,065	221,099
		4,059,218
Financials - 20.9%
1st Source Corp.	20,500	1,006,550
Banc of California Inc.	51,260	1,053,393
FCB Financial Holdings Inc., Class A *	14,280	673,302
First Busey Corp.	48,517	1,418,637
First Midwest Bancorp Inc.	109,290	2,427,331
Flushing Financial Corp.	48,350	1,379,425
Great Western Bancorp Inc.	47,578	1,856,018
Hancock Holding Co.	53,570	2,464,220
International Bancshares Corp.	71,690	2,537,826
Kemper Corp.	34,950	1,371,788
MB Financial Inc.	49,810	2,037,229
Northwest Bancshares Inc.	131,050	2,109,905
Solar Capital Ltd.	42,625	931,356
State National Cos. Inc.	20,410	426,161
		21,693,141
Health Care - 6.6%
Allscripts Healthcare Solutions Inc. *	148,340	1,826,065
Corvel Corp. *	23,890	1,135,970
Haemonetics Corp. *	44,040	1,811,365
ICU Medical Inc. *	6,320	1,086,408
Natus Medical Inc. *	18,540	652,608
Phibro Animal Health Corp., Class A	9,390	358,698
		6,871,114

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Small Cap Fund Portfolio of Investments (unaudited)

Industrials - 32.6%
Aerospace & Defense - 2.1%
Cubic Corp.	46,000	2,191,900

Air Freight & Logistics - 1.1%
Forward Air Corp.	22,210	1,151,144

Building Products - 1.7%
Tyman PLC	373,637	1,740,208

Commercial Services & Supplies - 6.9%
ACCO Brands Corp. *	127,570	1,486,191
Essendant Inc.	67,190	838,531
Matthews International Corp., Class A	28,970	1,898,983
SP Plus Corp. *	64,340	2,103,918
Steelcase Inc., Class A	61,600	840,840
		7,168,463
Construction & Engineering - 1.4%
Primoris Services Corp.	56,100	1,398,012

Electrical Equipment - 1.9%
Babcock & Wilcox Enterprises Inc. *	57,960	608,580
Thermon Group Holdings Inc. *	77,250	1,380,458
		1,989,038
Machinery - 11.5%
Albany International Corp., Class A	49,220	2,633,270
CIRCOR International Inc.	21,880	1,095,313
ESCO Technologies Inc.	34,610	2,135,437
Luxfer Holdings PLC,	71,671	910,222
Mueller Industries Inc.	86,280	2,717,820
TriMas Corp. *	99,390	2,420,146
		11,912,208
Professional Services - 4.5%
FTI Consulting Inc. *	49,890	1,636,891
Huron Consulting Group Inc. *	30,810	1,093,755
ICF International Inc. *	17,060	771,965
Mistras Group Inc. *	56,700	1,142,505
		4,645,116
Trading Companies & Distributors - 1.5%
GATX Corp.	25,710	1,589,649
		33,785,738
Information Technology - 9.2%
Belden Inc.	41,112	2,957,597
CTS Corp.	49,560	1,090,320
Diebold Nixdorf Inc.	50,740	1,187,316
Forrester Research Inc.	43,050	1,756,440

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Small Cap Fund Portfolio of Investments (unaudited)

	ScanSource Inc. *	25,020	990,792
	WNS Holdings Ltd., ADR *	45,310	1,565,461
			9,547,926
	Materials - 7.5%
	Deltic Timber Corp.	22,800	1,644,564
	Greif Inc., Class A	39,020	2,188,632
	Neenah Paper Inc.	12,200	974,780
	Orion Engineered Carbons S.A.	35,340	742,140
	Sensient Technologies Corp.	30,130	2,240,467
			7,790,583
	Real Estate - 6.3%
	Corporate Office Properties Trust, REIT	37,520	1,249,041
	DiamondRock Hospitality Co., REIT	91,994	1,074,490
	Education Realty Trust Inc., REIT	31,233	1,172,799
	Ramco-Gershenson Properties Trust, REIT	117,710	1,658,534
	Summit Hotel Properties Inc., REIT	78,610	1,409,477
			6,564,341
	Utilities - 2.0%
	New Jersey Resources Corp.	20,150	849,322
	Spire Inc.	17,300	1,255,980
			2,105,302
Total Common Stocks ( Cost $87,233,731 )			99,683,305
	SHORT-TERM INVESTMENTS - 3.9%
	State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class	3,996,078	3,996,078
Total Short-Term Investments ( Cost $3,996,078 )			3,996,078
TOTAL INVESTMENTS - 100.0% ( Cost $91,229,809 )			103,679,383
NET OTHER ASSETS AND LIABILITIES - 0.0%			47,795
TOTAL NET ASSETS - 100.0%			$103,727,178

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.6%
Australia - 1.0%
Caltex Australia Ltd.	12,590	$313,642

Belgium - 2.7%
Anheuser-Busch InBev S.A.	5,000	602,555
KBC Group N.V.	3,118	258,376
		860,931
Brazil - 1.0%
BB Seguridade Participacoes S.A.	36,000	316,898

Canada - 4.4%
Canadian National Railway Co.	5,280	417,233
National Bank of Canada	9,300	418,845
Suncor Energy Inc.	17,380	566,950
		1,403,028
Denmark - 2.7%
AP Moeller - Maersk AS, Class B	218	476,097
Carlsberg AS, Class B	3,602	400,493
		876,590
Finland - 1.5%
Sampo Oyj, Class A	8,978	491,340

France - 10.3%
Air Liquide S.A.	4,365	535,848
Capgemini SE	6,428	700,071
Cie Generale des Etablissements Michelin	4,238	573,688
Valeo S.A.	10,727	743,377
Vinci S.A.	8,326	746,518
		3,299,502
Germany - 3.9%
Deutsche Post AG	11,519	447,267
SAP SE	7,744	822,128
		1,269,395
Ireland - 3.3%
Medtronic PLC	7,500	629,775
Ryanair Holdings PLC, ADR *	3,867	438,247
		1,068,022
Italy - 1.6%
UniCredit SpA *	25,629	504,851

Japan - 16.9%
ABC-Mart Inc.	3,100	176,870
Daiwa House Industry Co. Ltd.	27,050	944,401

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

Don Quijote Holdings Co. Ltd.	17,400	633,689
Hoshizaki Corp.	2,500	242,188
Isuzu Motors Ltd.	36,400	500,543
Kao Corp.	5,510	335,563
KDDI Corp.	15,000	397,297
Makita Corp.	12,300	481,423
Seven & I Holdings Co. Ltd.	7,000	282,235
Sony Corp.	16,300	671,250
Sumitomo Mitsui Financial Group Inc.	13,100	498,476
United Arrows Ltd.	6,400	194,186
Yamaha Corp.	1,600	56,601
		5,414,722
Jersey - 4.5%
Shire PLC	14,603	820,976
Wolseley PLC	10,303	615,390
		1,436,366
Luxembourg - 0.8%
RTL Group S.A.	370	28,821
Tenaris S.A.	13,870	219,854
		248,675
Netherlands - 3.6%
Airbus SE	3,115	260,340
Koninklijke KPN N.V.	77,985	282,865
Wolters Kluwer N.V.	13,898	618,859
		1,162,064
Norway - 2.7%
Statoil ASA	19,557	366,623
Telenor ASA	25,218	504,498
		871,121
Singapore - 2.3%
DBS Group Holdings Ltd.	31,600	504,145
NetLink NBN Trust *	381,700	229,558
		733,703
Spain - 0.9%
Red Electrica Corp. S.A.	14,096	302,366

Sweden - 3.7%
Assa Abloy AB, Class B	29,253	626,814
Nordea Bank AB	44,587	562,736
		1,189,550
Switzerland - 4.1%
Julius Baer Group Ltd. *	5,784	327,199
Novartis AG	11,474	977,773
		1,304,972
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,400	445,904

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

International Stock Fund Portfolio of Investments (unaudited)

Turkey - 0.7%
Turkiye Garanti Bankasi AS		80,597	241,378

United Kingdom - 22.6%
Aon PLC		5,060	699,140
BHP Billiton PLC		40,441	735,271
British American Tobacco PLC		13,913	865,249
BT Group PLC		67,569	279,487
ConvaTec Group PLC * (A)		82,256	337,198
Diageo PLC		15,418	498,087
Howden Joinery Group PLC		41,288	231,466
Informa PLC		36,013	330,471
Provident Financial PLC		2,257	61,404
Prudential PLC		45,721	1,114,793
RELX PLC		29,279	638,180
Royal Dutch Shell PLC, Class A		28,509	802,323
Unilever PLC		11,617	662,377
			7,255,446
Total Common Stocks ( Cost $22,928,529 )			31,010,466
SHORT-TERM INVESTMENTS - 1.0%
United States - 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.94%, Premier Class		317,280	317,280
Total Short-Term Investments ( Cost $317,280 )			317,280
TOTAL INVESTMENTS - 97.6% ( Cost $23,245,809 )			31,327,746
NET OTHER ASSETS AND LIABILITIES - 2.4%			771,714
TOTAL NET ASSETS - 100.0%			$32,099,460

*	Non-income producing.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2017

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs"), listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Fund's primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions

Madison Funds | July 31, 2017

Notes to Portfolios of Investments (unaudited)

about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2017, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2017, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	07/31/17
Conservative Allocation	$73,978,255	$—	$—	$73,978,255
Moderate Allocation	146,289,777	—	—	146,289,777
Aggressive Allocation	63,569,434	—	—	63,569,434
Government Money Market[2]	515,890	15,241,924	—	15,757,814
Tax-Free Virginia
Municipal Bonds	—	21,609,536	—	21,609,536
Tax-Free National
Municipal Bonds	—	25,412,042	—	25,412,042
High Quality Bond
Corporate Notes and Bonds	—	39,309,976	—	39,309,976
U.S. Government and Agency Obligations	—	58,224,593	—	58,224,593
Short-Term Investments	1,076,014	—	—	1,076,014
	1,076,014	97,534,569	—	98,610,583
Core Bond
Asset Backed Securities	—	5,293,726	—	5,293,726
Collateralized Mortgage Obligations	—	5,815,731	—	5,815,731
Commercial Mortgage-Backed Securities	—	5,491,941	—	5,491,941
Corporate Notes and Bonds	—	76,488,815	—	76,488,815
Long Term Municipal Bonds	—	17,044,129	—	17,044,129
Mortgage Backed Securities	—	45,793,938	—	45,793,938
U.S. Government and Agency Obligations	—	44,401,630	—	44,401,630
Short-Term Investments	10,071,094	—	—	10,071,094
	10,071,094	200,329,910	—	210,401,004
Corporate Bond
Corporate Notes and Bonds	—	20,623,827	—	20,623,827
Long Term Municipal Bonds	—	648,008	—	648,008
Short-Term Investments	275,956	—	—	275,956
	275,956	21,271,835	—	21,547,791

Madison Funds | July 31, 2017

Notes to Portfolios of Investments (unaudited)

High Income
Corporate Notes and Bonds	$—	$20,734,543	$—	$20,734,543
Mutual Funds	266,730	—	—	266,730
Short-Term Investments	3,315,647	—	—	3,315,647
	3,582,377	20,734,543	—	24,316,920
Diversified Income
Common Stocks	97,559,814	—	—	97,559,814
Asset Backed Securities	—	1,466,849	—	1,466,849
Collateralized Mortgage Obligations	—	2,052,228	—	2,052,228
Commercial Mortgage-Backed Securities	—	1,063,206	—	1,063,206
Corporate Notes and Bonds	—	21,893,629	—	21,893,629
Long Term Municipal Bonds	—	3,814,752	—	3,814,752
Mortgage Backed Securities	—	13,926,322	—	13,926,322
U.S. Government and Agency Obligations	—	15,814,929	—	15,814,929
Short-Term Investments	3,713,822	—	—	3,713,822
	101,273,636	60,031,915	—	161,305,551
Covered Call & Equity Income
Assets:
Common Stocks	89,760,055	—	—	89,760,055
Exchange Traded Funds	6,425,661	—	—	6,425,661
Put Options Purchased	1,287,000	—	—	1,287,000
U.S. Government and Agency Obligations	—	4,990,525	—	4,990,525
Short-Term Investments	17,987,816	—	—	17,987,816
	115,460,532	4,990,525	—	120,451,057
Liabilities:
Call Options Written	3,598,985	—	—	3,598,985

Dividend Income
Common Stocks	103,933,502	—	—	103,933,502
Short-Term Investments	1,808,261	—	—	1,808,261
	105,741,763	—	—	105,741,763
Large Cap Value
Common Stocks	91,714,140	—	—	91,714,140
Short-Term Investments	2,530,104	—	—	2,530,104
	94,244,244	—	—	94,244,244

Investors
Common Stocks	281,851,123	—	—	281,851,123
Short-Term Investments	19,831,101	—	—	19,831,101
	301,682,224	—	—	301,682,224
Mid Cap
Common Stocks	316,964,997	—	—	316,964,997
Short-Term Investments	26,333,928	—	—	26,333,928
	343,298,925	—	—	343,298,925
Small Cap
Common Stocks	95,173,969	4,509,336	—	99,683,305
Short-Term Investments	3,996,078	—	—	3,996,078
	99,170,047	4,509,336	—	103,679,383
International Stock
Common Stocks
Australia	—	313,642	—	313,642

Madison Funds | July 31, 2017

Notes to Portfolios of Investments (unaudited)

Belgium	$—	$860,931	$—	$860,931
Brazil	—	316,898	—	316,898
Canada	—	1,403,028	—	1,403,028
Denmark	—	876,590	—	876,590
Finland	—	491,340	—	491,340
France	—	3,299,502	—	3,299,502
Germany	—	1,269,395	—	1,269,395
Ireland	1,068,022	—	—	1,068,022
Italy	—	504,851	—	504,851
Japan	—	5,414,722	—	5,414,722
Jersey	—	1,436,366	—	1,436,366
Luxembourg	—	248,675	—	248,675
Netherlands	—	1,162,064	—	1,162,064
Norway	—	871,121	—	871,121
Singapore	—	733,703	—	733,703
Spain	—	302,366	—	302,366
Sweden	—	1,189,550	—	1,189,550
Switzerland	—	1,304,972	—	1,304,972
Taiwan	445,904	—	—	445,904
Turkey	—	241,378	—	241,378
United Kingdom	699,140	6,556,306	—	7,255,446
Short-Term Investments	317,280	—	—	317,280
	2,530,346	28,797,400	—	31,327,746

1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At July 31, 2017, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Madison Funds | July 31, 2017

Notes to Portfolios of Investments (unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2017 and their effects:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options purchase	$1,287,000	Equity contracts, options written	$3,598,985

3. Federal Income Tax Information: At July 31, 2017, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	3,349,582	(35,508)	3,314,074
Moderate Allocation Fund	13,389,941	(68,587)	13,321,354
Aggressive Allocation Fund	7,941,495	(75,591)	7,865,904
Government Money Market	-	-	-
Tax-Free Virginia Fund	773,717	(45,990)	727,727
Tax-Free National Fund	1,304,662	(39,013)	1,265,649
High Quality Bond Fund	718,238	(163,766)	554,472
Core Bond Fund	5,237,132	(800,878)	4,436,254
Corporate Bond Fund	809,101	(35,466)	773,635
High Income Fund	978,114	(133,097)	845,017
Diversified Income Fund	28,860,658	(1,103,730)	27,756,928
Covered Call & Equity Income	1,857,124	(9,032,119)	(7,174,995)
Dividend Income Fund	17,428,206	(1,122,519)	16,305,687
Large Cap Value Fund	14,528,245	(1,391,997)	13,136,248
Investors Fund	74,624,428	(487,169)	74,137,259
Mid Cap Fund	119,246,725	(3,011,597)	116,235,128
Small Cap Fund	21,016,244	(8,566,670)	12,449,574
International Stock Fund	8,234,268	(152,331)	8,081,937

4. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

Madison Funds | July 31, 2017

Notes to Portfolios of Investments (unaudited)

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise bond prices fall; generally the longer a bond's maturity, the more sensitive it is to the risk. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. The Trust will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Funds | July 31, 2017

Notes to Portfolios of Investments (unaudited)

5. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds®

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: September 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: September 14, 2017

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: September 14, 2017